UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04257

Deutsche Variable Series I

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2016

Semiannual Report

Deutsche Variable Series I

Deutsche Bond VIP

Contents

3 Performance Summary

4 Portfolio Summary

4 Portfolio Management Team

5 Investment Portfolio

14 Statement of Assets and Liabilities

15 Statement of Operations

16 Statement of Changes in Net Assets

17 Financial Highlights

18 Notes to Financial Statements

26 Information About Your Fund's Expenses

27 Proxy Voting

28 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2016 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 is 0.69% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Growth of an Assumed $10,000 Investment
■ Deutsche Bond VIP — Class A ■ Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Bond VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,708	$10,727	$11,489	$12,218	$13,487
	Average annual total return	7.08%	7.27%	4.74%	4.09%	3.04%
Barclays U.S. Aggregate Bond Index	Growth of $10,000	$10,531	$10,600	$11,269	$12,028	$16,497
	Average annual total return	5.31%	6.00%	4.06%	3.76%	5.13%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Total Net Assets)	6/30/16	12/31/15

Corporate Bonds	45%	22%
Government & Agency Obligations	24%	42%
Mortgage-Backed Securities Pass-Throughs	14%	23%
Collateralized Mortgage Obligations	6%	8%
Asset-Backed	4%	2%
Commercial Mortgage-Backed Securities	3%	4%
Municipal Bonds and Notes	1%	1%
Cash Equivalents, Securities Lending Collateral and other Assets and Liabilities, net	3%	–2%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/16	12/31/15

AAA	45%	65%
AA	6%	3%
A	9%	4%
BBB	24%	15%
BB or Below	14%	9%
Not Rated	2%	4%
	100%	100%

Interest Rate Sensitivity	6/30/16	12/31/15

Effective Maturity	7.3 years	7.4 years
Effective Duration	5.2 years	7.1 years

The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings, Inc. ("Fitch") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

John D. Ryan
Gary Russell, CFA
Thomas M. Farina, CFA
Gregory M. Staples, CFA

Portfolio Managers

Investment Portfolio June 30, 2016 (Unaudited)

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 45.2%
Consumer Discretionary 8.2%
21st Century Fox America, Inc., 3.7%, 10/15/2025	50,000	54,160
AMC Networks, Inc., 5.0%, 4/1/2024	265,000	262,317
Charter Communications Operating LLC:
144A, 3.579%, 7/23/2020	90,000	94,090
144A, 4.908%, 7/23/2025	810,000	885,575
144A, 6.484%, 10/23/2045	50,000	59,701
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021	9,000	9,191
CVS Health Corp., 5.125%, 7/20/2045	110,000	136,463
Dana Holding Corp., 5.375%, 9/15/2021 (b)	150,000	153,825
Discovery Communications LLC, 4.875%, 4/1/2043	60,000	54,129
General Motors Co.:
6.6%, 4/1/2036	55,000	63,069
6.75%, 4/1/2046	50,000	59,309
General Motors Financial Co., Inc.:
2.4%, 5/9/2019	160,000	160,446
3.2%, 7/13/2020	200,000	202,614
3.2%, 7/6/2021 (c)	190,000	190,302
5.25%, 3/1/2026	65,000	70,661
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026	255,000	259,781
HD Supply, Inc., 144A, 5.75%, 4/15/2024	300,000	312,000
Hertz Corp., 6.75%, 4/15/2019	300,000	306,271
International Game Technology PLC, 144A, 6.5%, 2/15/2025	300,000	302,250
Lennar Corp., 4.75%, 11/15/2022	300,000	304,875
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	300,000	306,750
Starbucks Corp., 2.45%, 6/15/2026	130,000	132,019
Tenneco, Inc., 5.0%, 7/15/2026	240,000	243,449
The Gap, Inc., 5.95%, 4/12/2021 (b)	695,000	724,864
Time Warner Cable, Inc., 7.3%, 7/1/2038	90,000	112,702
Toll Brothers Finance Corp., 4.875%, 11/15/2025	300,000	297,000
TRI Pointe Group, Inc., 4.875%, 7/1/2021	795,000	793,012
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044	90,000	96,822
		6,647,647
Consumer Staples 1.9%
Altria Group, Inc., 9.95%, 11/10/2038	190,000	341,799
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046	200,000	234,369
Aramark Services, Inc., 144A, 4.75%, 6/1/2026	350,000	343,000
JBS Investments GmbH, 144A, 7.25%, 4/3/2024	30,000	30,891
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021	30,000	31,050
144A, 8.25%, 2/1/2020	115,000	119,025
Kraft Heinz Foods Co., 144A, 4.375%, 6/1/2046	115,000	121,615
	Principal Amount ($)(a)	Value ($)

Molson Coors Brewing Co.:
3.0%, 7/15/2026 (c)	105,000	104,897
4.2%, 7/15/2046 (c)	120,000	120,513
PepsiCo, Inc., 4.45%, 4/14/2046	50,000	58,349
		1,505,508
Energy 4.1%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	40,000	42,425
5.55%, 3/15/2026 (b)	90,000	99,385
6.6%, 3/15/2046	38,000	45,885
Concho Resources, Inc., 5.5%, 4/1/2023 (b)	150,000	150,375
ConocoPhillips Co.:
4.15%, 11/15/2034	100,000	101,022
4.2%, 3/15/2021 (b)	45,000	48,723
Continental Resources, Inc., 5.0%, 9/15/2022 (b)	150,000	146,625
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023	250,000	258,750
Ensco PLC, 4.7%, 3/15/2021	90,000	74,783
Exxon Mobil Corp., 4.114%, 3/1/2046	75,000	84,586
Halliburton Co., 3.8%, 11/15/2025	360,000	376,002
Kinder Morgan Energy Partners LP, 6.375%, 3/1/2041	20,000	20,853
Korea National Oil Corp., 144A, 2.125%, 4/14/2021	260,000	261,908
Newfield Exploration Co., 5.75%, 1/30/2022	150,000	151,875
Noble Holding International Ltd., 5.0%, 3/16/2018	30,000	29,550
ONEOK Partners LP, 3.375%, 10/1/2022	70,000	68,488
Plains All American Pipeline LP, 2.85%, 1/31/2023	200,000	184,089
Range Resources Corp., 4.875%, 5/15/2025	150,000	142,875
Rosneft Finance SA, 144A, 6.625%, 3/20/2017	100,000	102,875
Schlumberger Holdings Corp., 144A, 4.0%, 12/21/2025	310,000	333,633
Shell International Finance BV, 4.0%, 5/10/2046	125,000	127,488
Sinopec Group Overseas Development 2016 Ltd., 144A, 2.125%, 5/3/2019	205,000	205,865
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044	90,000	88,550
Williams Partners LP, 4.0%, 11/15/2021	170,000	165,814
		3,312,424
Financials 16.8%
AerCap Ireland Capital Ltd., 3.95%, 2/1/2022	590,000	590,000
AIA Group Ltd., 144A, 4.5%, 3/16/2046	200,000	216,877
American Tower Corp., (REIT), 3.3%, 2/15/2021	40,000	41,728
Apollo Investment Corp., 5.25%, 3/3/2025	120,000	120,478
Ares Capital Corp., 3.875%, 1/15/2020	200,000	206,867
Banco Continental SAECA, 144A, 8.875%, 10/15/2017	200,000	203,000
	Principal Amount ($)(a)	Value ($)

Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021	205,000	209,618
Barclays Bank PLC, 144A, 6.05%, 12/4/2017	470,000	492,199
Barclays PLC, 4.375%, 1/12/2026	225,000	227,183
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044	50,000	54,240
Branch Banking & Trust Co., 1.45%, 5/10/2019	180,000	180,722
Capital One NA, 2.95%, 7/23/2021	510,000	524,083
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024 (b)	100,000	90,110
(REIT), 5.25%, 12/1/2023	150,000	142,311
Citigroup, Inc., 1.157%*, 5/1/2017	290,000	290,037
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022	250,000	265,000
Credit Agricole SA, 144A, 2.375%, 7/1/2021	250,000	252,808
Credit Suisse Group Funding Guernsey Ltd., 144A, 3.8%, 6/9/2023	250,000	249,359
Crown Castle International Corp.:
(REIT), 3.4%, 2/15/2021	70,000	73,075
(REIT), 3.7%, 6/15/2026	55,000	56,743
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026	485,000	472,269
Equinix, Inc., (REIT), 5.375%, 4/1/2023	345,000	356,213
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044	100,000	102,351
FS Investment Corp., 4.75%, 5/15/2022	150,000	152,910
GE Capital International Funding Co., Unlimited Co., 144A, 4.418%, 11/15/2035	410,000	459,850
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019	110,000	112,833
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022	170,000	182,697
HSBC Holdings PLC:
3.9%, 5/25/2026	375,000	385,806
6.375%, 12/29/2049	410,000	390,525
Intesa Sanpaolo SpA, 2.375%, 1/13/2017	410,000	411,534
Jefferies Group LLC, 5.125%, 4/13/2018	160,000	167,352
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044	70,000	70,736
Legg Mason, Inc., 5.625%, 1/15/2044	100,000	102,741
Lloyds Banking Group PLC, 4.65%, 3/24/2026	205,000	207,586
Loews Corp., 4.125%, 5/15/2043	80,000	81,790
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020	390,000	434,770
Manulife Financial Corp.:
4.9%, 9/17/2020	80,000	88,736
5.375%, 3/4/2046	110,000	128,542
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065	30,000	28,670
Morgan Stanley, Series F, 5.625%, 9/23/2019	470,000	521,469
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044	90,000	98,456
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022	155,000	161,781
	Principal Amount ($)(a)	Value ($)

Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024	130,000	135,248
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	260,000	262,187
Santander Holdings U.S.A., Inc.:
2.7%, 5/24/2019	260,000	261,251
4.5%, 7/17/2025	310,000	318,432
Santander UK PLC, 2.5%, 3/14/2019	145,000	146,479
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025	160,000	165,424
Select Income REIT, (REIT), 4.15%, 2/1/2022	120,000	120,562
Societe Generale SA, 144A, 2.625%, 9/16/2020	410,000	420,293
Standard Chartered PLC:
144A, 3.05%, 1/15/2021 (b)	200,000	202,644
144A, 4.05%, 4/12/2026	225,000	226,095
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019	95,000	96,049
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	70,000	73,948
The Goldman Sachs Group, Inc., 1.305%*, 6/4/2017	200,000	200,151
Trust F/1401, 144A, (REIT), 5.25%, 1/30/2026	205,000	208,588
Turkiye Garanti Bankasi AS, 144A, 4.75%, 10/17/2019	410,000	421,701
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	285,000	297,289
Voya Financial, Inc., 4.8%, 6/15/2046	120,000	119,876
Wells Fargo Bank NA, 1.75%, 5/24/2019 (b)	320,000	324,329
		13,606,601
Health Care 3.5%
AbbVie, Inc.:
3.2%, 5/14/2026	140,000	141,817
3.6%, 5/14/2025	100,000	104,783
4.7%, 5/14/2045	120,000	126,906
Actavis Funding SCS, 4.75%, 3/15/2045	70,000	73,505
Actavis, Inc., 3.25%, 10/1/2022	150,000	153,253
Aetna, Inc.:
2.8%, 6/15/2023	85,000	86,828
4.375%, 6/15/2046	115,000	119,427
Anthem, Inc., 3.3%, 1/15/2023	60,000	61,975
Celgene Corp., 3.875%, 8/15/2025 (b)	180,000	192,000
Express Scripts Holding Co.:
3.4%, 3/1/2027 (c)	60,000	59,924
4.8%, 7/15/2046 (c)	70,000	69,907
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021	170,000	188,688
Gilead Sciences, Inc., 4.75%, 3/1/2046	75,000	85,283
HCA, Inc., 5.25%, 6/15/2026	300,000	311,437
Johnson & Johnson, 3.7%, 3/1/2046	60,000	67,560
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024 (b)	300,000	300,750
5.875%, 12/1/2023	310,000	322,400
Mylan NV:
144A, 3.15%, 6/15/2021	155,000	157,224
144A, 5.25%, 6/15/2046	80,000	83,335
	Principal Amount ($)(a)	Value ($)

Stryker Corp.:
3.375%, 11/1/2025	80,000	83,953
3.5%, 3/15/2026	15,000	15,913
4.625%, 3/15/2046	40,000	44,941
		2,851,809
Industrials 1.8%
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020	15,000	13,200
FedEx Corp., 4.55%, 4/1/2046	90,000	97,659
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022	200,000	201,250
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025	70,000	71,439
Nortek, Inc., 8.5%, 4/15/2021	300,000	311,250
Republic Services, Inc., 2.9%, 7/1/2026 (c)	60,000	60,850
Spirit AeroSystems, Inc., 5.25%, 3/15/2022	315,000	330,816
United Rentals North America, Inc., 5.875%, 9/15/2026	400,000	397,000
		1,483,464
Information Technology 3.7%
Apple, Inc., 3.45%, 2/9/2045	60,000	56,379
CDW LLC, 6.0%, 8/15/2022	300,000	313,500
Diamond 1 Finance Corp.:
144A, 3.48%, 6/1/2019	150,000	153,661
144A, 4.42%, 6/15/2021	120,000	123,513
144A, 5.45%, 6/15/2023	90,000	93,382
144A, 5.875%, 6/15/2021 (b)	1,220,000	1,244,122
144A, 8.1%, 7/15/2036	90,000	97,024
eBay, Inc., 3.8%, 3/9/2022	81,000	86,069
Fidelity National Information Services, Inc., 3.625%, 10/15/2020	140,000	147,997
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020	90,000	93,940
144A, 4.9%, 10/15/2025	130,000	135,827
KLA-Tencor Corp., 4.65%, 11/1/2024	50,000	54,544
Lam Research Corp., 3.9%, 6/15/2026	75,000	78,958
Oracle Corp., 2.65%, 7/15/2026 (c)	205,000	205,514
Seagate HDD Cayman, 5.75%, 12/1/2034	110,000	77,275
		2,961,705
Materials 2.6%
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025	200,000	209,346
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	150,000	147,000
Glencore Funding LLC, 144A, 4.625%, 4/29/2024 (b)	40,000	37,400
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020	200,000	197,000
Kaiser Aluminum Corp., 144A, 5.875%, 5/15/2024	290,000	297,975
Novelis, Inc., 8.75%, 12/15/2020	265,000	276,263
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	325,000	335,562
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025	90,000	94,151
Teck Resources Ltd., 144A, 8.0%, 6/1/2021	135,000	139,050
Yamana Gold, Inc., 4.95%, 7/15/2024	405,000	398,439
		2,132,186
	Principal Amount ($)(a)	Value ($)

Telecommunication Services 2.3%
AT&T, Inc.:
3.4%, 5/15/2025	340,000	347,788
3.8%, 3/15/2022	60,000	63,739
4.125%, 2/17/2026	90,000	96,681
4.35%, 6/15/2045	70,000	67,828
4.75%, 5/15/2046	50,000	51,244
5.65%, 2/15/2047	70,000	80,165
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023	400,000	432,250
Digicel Group Ltd., 144A, 8.25%, 9/30/2020	42,000	35,070
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025	200,000	195,000
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019	250,000	253,700
Verizon Communications, Inc.:
3.5%, 11/1/2024 (b)	130,000	138,259
4.672%, 3/15/2055	130,000	131,487
		1,893,211
Utilities 0.3%
Southern Co., 3.25%, 7/1/2026	205,000	212,938
Total Corporate Bonds (Cost $35,815,806)		36,607,493

Mortgage-Backed Securities Pass-Throughs 14.4%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039	537,101	583,869
5.5%, with various maturities from 10/1/2023 until 6/1/2035	1,081,079	1,218,542
6.5%, 3/1/2026	159,343	180,898
Federal National Mortgage Association:
2.5%*, 9/1/2038	45,112	47,406
3.5%, 3/1/2046	1,870,800	1,943,499
5.0%, with various maturities from 10/1/2033 until 8/1/2040	1,018,910	1,133,258
5.5%, with various maturities from 12/1/2032 until 8/1/2037	1,098,078	1,242,991
6.0%, with various maturities from 4/1/2024 until 3/1/2025	313,114	357,551
6.5%, with various maturities from 3/1/2017 until 12/1/2037	338,961	400,570
Government National Mortgage Association, 4.0%, with various maturities from 2/15/2041 until 4/15/2041	4,211,172	4,527,359
Total Mortgage-Backed Securities Pass-Throughs (Cost $11,254,518)		11,635,943

Asset-Backed 3.8%
Automobile Receivables 0.9%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021	500,000	494,617
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021	200,000	200,885
		695,502
	Principal Amount ($)(a)	Value ($)

Miscellaneous 2.9%
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026	225,117	220,738
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055	471,818	469,679
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	745,000	754,089
Telos CLO Ltd., "A1", Series 2014-6A, 144A, 2.12%*, 1/17/2027	500,000	491,745
Voya CLO Ltd., "C", Series 2015-1A, 144A, 4.02%*, 4/18/2027	500,000	446,361
		2,382,612
Total Asset-Backed (Cost $3,117,301)		3,078,114

Commercial Mortgage-Backed Securities 3.3%
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.677%**, 12/25/2024	4,982,886	196,828
"X1", Series K054, Interest Only, 1.319%**, 1/25/2026	1,849,155	167,660
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047	150,000	161,370
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051	840,153	867,423
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040	1,002,168	1,025,591
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.021%*, 6/12/2050	295,248	295,149
Total Commercial Mortgage-Backed Securities (Cost $2,801,110)		2,714,021

Collateralized Mortgage Obligations 5.7%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036	265,779	222,785
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035	99,924	61,869
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045	2,693,261	284,848
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	420,560	42,448
"C31", Series 303, Interest Only, 4.5%, 12/15/2042	1,816,509	350,395
"SP", Series 4047, Interest Only, 6.208%**, 12/15/2037	442,154	52,728
"JS", Series 3572, Interest Only, 6.358%**, 9/15/2039	405,420	64,001
Federal National Mortgage Association:
"PZ", Series 2010-129, 4.5%, 11/25/2040	953,742	1,015,045
"SI", Series 2007-23, Interest Only, 6.317%**, 3/25/2037	189,737	34,509
	Principal Amount ($)(a)	Value ($)

Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043	684,500	696,637
"HX", Series 2012-91, 3.0%, 9/20/2040	330,940	341,864
"GC", Series 2010-101, 4.0%, 8/20/2040	500,000	569,117
"ME", Series 2014-4, 4.0%, 1/16/2044	500,000	578,620
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	528,543	51,184
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	373,244	44,240
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040	730,067	33,031
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040	1,238,770	30,209
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039	105,206	15,880
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039	204,243	32,503
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039	90,056	13,492
"AI", Series 2007-38, Interest Only, 6.018%**, 6/16/2037	56,148	8,850
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	55,766	57,061
"8A1", Series 2004-3, 7.0%, 4/25/2034	7,440	7,630
Total Collateralized Mortgage Obligations (Cost $4,954,161)		4,608,946

Government & Agency Obligations 24.3%
Other Government Related (d) 0.3%
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021	200,000	215,632
Sovereign Bonds 2.9%
Export-Import Bank of Korea, 1.75%, 5/26/2019	715,000	720,976
Government of Romania, 144A, 2.75%, 10/29/2025 EUR	1,000,000	1,143,042
Province of British Columbia Canada, 2.25%, 6/2/2026	500,000	512,579
		2,376,597
U.S. Government Sponsored Agency 0.9%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032	500,000	756,458
U.S. Treasury Obligations 20.2%
U.S. Treasury Bills:
0.345%***, 8/11/2016 (e)	623,000	622,855
0.44%***, 12/1/2016 (e)	181,000	180,781
U.S. Treasury Bond, 2.5%, 2/15/2046	55,000	57,271
U.S. Treasury Notes:
1.0%, 8/31/2016 (f)	5,598,000	5,604,482
1.375%, 5/31/2021	2,510,000	2,555,200
1.625%, 4/30/2019	2,390,000	2,451,057
1.625%, 5/15/2026 (b)	2,925,000	2,960,764
2.25%, 11/15/2024	1,201,000	1,281,130
2.5%, 5/15/2024	600,000	651,680
		16,365,220
Total Government & Agency Obligations (Cost $19,366,400)		19,713,907
	Principal Amount ($)(a)	Value ($)

Municipal Bonds and Notes 0.7%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $591,971)	591,971	605,900

	Shares	Value ($)

Securities Lending Collateral 7.5%
Daily Assets Fund "Capital Shares", 0.51% (g) (h) (Cost $6,085,988)	6,085,988	6,085,988

	Shares	Value ($)

Cash Equivalents 1.6%
Deutsche Central Cash Management Government Fund, 0.44% (g) (Cost $1,283,734)	1,283,734	1,283,734

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $85,270,989)†	106.5	86,334,046
Other Assets and Liabilities, Net	(6.5)	(5,275,070)
Net Assets	100.0	81,058,976

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.

** These securities are shown at their current rate as of June 30, 2016.

*** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $85,274,491. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $1,059,555. This consisted of aggregate gross unrealized depreciation for all securities in which there was an excess of value over tax cost of $1,907,043 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $847,488.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $5,915,739, which is 7.3% of net assets.

(c) When-issued security.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At June 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f) At June 30, 2016, this security has been pledged, in whole or in part, as collateral for open centrally cleared swap contracts.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities, which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2016, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Ultra 10 Year U.S. Treasury Note	9/21/2016	10	1,456,719	(25,176)
Ultra Long U.S. Treasury Bond	9/21/2016	39	7,268,625	(426,527)
Total unrealized depreciation				(451,703)

At June 30, 2016, open credit default swap contracts sold were as follows:

Centrally Cleared Swap
Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Reference Obligation	Value ($)	Unrealized Appreciation ($)
6/20/2021	2,500,000	5.0%	Markit Dow Jones CDX North America High Yield Index	80,460	33,289

(i) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At June 30, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swap
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
12/16/2015 9/16/2025	500,000	Floating — 3-Month LIBOR	Fixed — 2.64%	62,043	59,039
12/16/2015 9/17/2035	9,700,000	Floating — 3-Month LIBOR	Fixed — 2.938%	2,108,565	1,902,118
12/16/2015 9/18/2045	3,600,000	Floating — 3-Month LIBOR	Fixed — 2.998%	1,042,096	922,921
9/30/2015 9/30/2045	2,000,000	Fixed — 2.88%	Floating — 3-Month LIBOR	(520,014)	(479,219)
2/3/2015 2/3/2045	1,800,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(535,319)	(514,132)
1/28/2015 1/28/2045	2,000,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(620,925)	(601,189)
12/16/2015 9/18/2017	13,600,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(201,504)	(208,955)
12/4/2015 12/4/2045	2,000,000	Fixed — 2.615%	Floating — 3-Month LIBOR	(381,148)	(338,580)
9/16/2015 9/16/2045	7,195,000	Floating — 3-Month LIBOR	Fixed — 3.0%	2,086,137	1,642,820
5/9/2016 5/9/2026	2,000,000	Fixed — 2.48%	Floating — 3-Month LIBOR	(216,056)	(193,932)
Total net unrealized appreciation					2,190,891

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at June 30, 2016 is 0.65%.

At June 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	552,632	BRL	2,100,000	7/8/2016	100,517	Macquarie Bank Ltd.
EUR	1,020,000	USD	1,157,241	7/20/2016	24,455	Barclays Bank PLC
Total unrealized appreciation					124,972

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
BRL	2,100,000	USD	581,717	7/8/2016	(71,432)	Macquarie Bank Ltd.

Currency Abbreviations
BRL Brazilian Dollar EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (j)
Corporate Bonds	$ —	$ 36,607,493	$ —	$ 36,607,493
Mortgage-Backed Securities Pass-Throughs	—	11,635,943	—	11,635,943
Asset-Backed	—	3,078,114	—	3,078,114
Commercial Mortgage-Backed Securities	—	2,714,021	—	2,714,021
Collateralized Mortgage Obligations	—	4,608,946	—	4,608,946
Government & Agency Obligations	—	19,713,907	—	19,713,907
Municipal Bonds and Notes	—	605,900	—	605,900
Short-Term Investments (j)	7,369,722	—	—	7,369,722
Derivatives (k)
Credit Default Swap Contracts	—	33,289	—	33,289
Interest Rate Swap Contracts	—	4,526,898	—	4,526,898
Forward Foreign Currency Exchange Contracts	—	124,972	—	124,972
Total	$ 7,369,722	$ 83,649,483	$ —	$ 91,019,205
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (k)
Futures Contracts	$ (451,703)	$ —	$ —	$ (451,703)
Interest Rate Swap Contracts	—	(2,336,007)	—	(2,336,007)
Forward Foreign Currency Exchange Contracts	—	(71,432)	—	(71,432)
Total	$ (451,703)	$ (2,407,439)	$ —	$ (2,859,142)

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(j) See Investment Portfolio for additional detailed categorizations.

(k) Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $77,901,267) — including $5,915,739 of securities loaned	$ 78,964,324
Investment in Daily Assets Fund (cost $6,085,988)*	6,085,988
Investment in Deutsche Central Cash Management Government Fund (cost $1,283,734)	1,283,734
Total investments in securities, at value (cost $85,270,989)	86,334,046
Cash	22,883
Foreign currency, at value (cost $324,655)	292,066
Receivable for investments sold	886,157
Receivable for Fund shares sold	28,379
Interest receivable	548,258
Receivable for variation margin on futures contracts	37,002
Receivable for variation margin on centrally cleared swaps	87,905
Unrealized appreciation on forward foreign currency exchange contracts	124,972
Foreign taxes recoverable	1,518
Other assets	1,576
Total assets	88,364,762
Liabilities
Payable upon return of securities loaned	6,085,988
Payable for investments purchased	180,721
Payable for investments purchased — when-issued securities	807,671
Payable for Fund shares redeemed	34,640
Unrealized depreciation on forward foreign currency exchange contracts	71,432
Accrued management fee	19,418
Accrued Trustees' fees	337
Other accrued expenses and payables	105,579
Total liabilities	7,305,786
Net assets, at value	$ 81,058,976
Net Assets Consist of
Undistributed net investment income	517,645
Net unrealized appreciation (depreciation) on: Investments	1,063,057
Swap contracts	2,224,180
Futures	(451,703)
Foreign currency	20,216
Accumulated net realized gain (loss)	(18,183,160)
Paid-in capital	95,868,741
Net assets, at value	$ 81,058,976
Class A Net Asset Value, offering and redemption price per share ($81,058,976 ÷ 14,521,821 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.58

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Interest	$ 1,232,348
Dividends	74,159
Income distributions — Deutsche Central Cash Management Government Fund	3,000
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	7,590
Total income	1,317,097
Expenses: Management fee	154,804
Administration fee	39,693
Services to shareholders	833
Custodian fee	24,836
Professional fees	44,450
Reports to shareholders	19,670
Trustees' fees and expenses	2,898
Other	8,590
Total expenses before expense reductions	295,774
Expense reductions	(39,405)
Total expenses after expense reductions	256,369
Net investment income	1,060,728
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(372,564)
Swap contracts	309,861
Futures	311,295
Written options	(12,713)
Foreign currency	98,133
334,012
Change in net unrealized appreciation (depreciation) on: Investments	3,107,340
Swap contracts	1,733,346
Futures	(325,687)
Written options	(34,889)
Foreign currency	(426,075)
4,054,035
Net gain (loss)	4,388,047
Net increase (decrease) in net assets resulting from operations	$ 5,448,775

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 1,060,728	$ 2,448,217
Net realized gain (loss)	334,012	(3,320,978)
Change in net unrealized appreciation (depreciation)	4,054,035	782,998
Net increase (decrease) in net assets resulting from operations	5,448,775	(89,763)
Distributions to shareholders from: Net investment income: Class A	(4,037,321)	(2,926,472)
Fund share transactions: Class A Proceeds from shares sold	5,756,914	11,060,840
Reinvestment of distributions	4,037,321	2,926,472
Payments for shares redeemed	(9,946,523)	(32,571,389)
Net increase (decrease) in net assets from Class A share transactions	(152,288)	(18,584,077)
Increase (decrease) in net assets	1,259,166	(21,600,312)
Net assets at beginning of period	79,799,810	101,400,122
Net assets at end of period (including undistributed net investment income of $517,645 and $3,494,238, respectively)	$ 81,058,976	$ 79,799,810
Other Information
Class A Shares outstanding at beginning of period	14,528,974	17,886,425
Shares sold	1,030,776	1,969,516
Shares issued to shareholders in reinvestment of distributions	739,436	520,725
Shares redeemed	(1,777,365)	(5,847,692)
Net increase (decrease) in Class A shares	(7,153)	(3,357,451)
Shares outstanding at end of period	14,521,821	14,528,974

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 5.49	$ 5.67	$ 5.51	$ 5.89	$ 5.72	$ 5.66
Income (loss) from investment operations: Net investment income[a]	.07	.14	.17	.16	.16	.22
Net realized and unrealized gain (loss)	.31	(.15)	.19	(.33)	.27	.09
Total from investment operations	.38	(.01)	.36	(.17)	.43	.31
Less distributions from: Net investment income	(.29)	(.17)	(.20)	(.21)	(.26)	(.25)
Net asset value, end of period	$ 5.58	$ 5.49	$ 5.67	$ 5.51	$ 5.89	$ 5.72
Total Return (%)	7.08b**	(.29)[b]	6.63[b]	(3.03)[b]	7.77	5.68
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	80	101	105	190	112
Ratio of expenses before expense reductions (%)	.75*	.69	.69	.65	.58	.62
Ratio of expenses after expense reductions (%)	.65*	.64	.61	.56	.58	.62
Ratio of net investment income (%)	2.67*	2.54	2.99	2.88	2.81	3.86
Portfolio turnover rate (%)	180**	197	273	418	115	219
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Variable Series I (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: Deutsche Bond VIP, Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP and Deutsche Global Small Cap VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on Deutsche Bond VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Trustees of the Series. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund. During the six months ended June 30, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of June 30, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as corporate bonds and U.S. Treasury obligations in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions Corporate Bonds	$ 3,795,238	$ —	$ —	$ —	$ 3,795,238
U.S. Treasury Obligations	2,290,750	—	—	—	2,290,750
Total Borrowings	$ 6,085,988	$ —	$ —	$ —	$ 6,085,988
Gross amount of recognized liabilities for securities lending transactions					$ 6,085,988

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2015, the Fund had a net tax basis capital loss carryforward of approximately $14,056,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017, the expiration date, whichever occurs first; and approximately $4,561,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($1,170,000) and long-term losses ($3,391,000).

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in forward foreign currency exchange contracts, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2016, the Fund invested in interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2016, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2016, the investment in futures contracts purchased had a total notional value generally indicative of a range from $0 to $20,649,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $5,237,000 to $8,725,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended June 30, 2016, the Fund entered into options interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

There are no open written options contracts as of June 30, 2016. For the six months ended June 30, 2016, the investment in written options contracts had a total value generally indicative of a range from $0 to approximately $347,000.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended June 30, 2016, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics or to hedge the risk of default or other specified credit events on portfolio assets.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contract as of June 30, 2016, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2016, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $0 to $2,500,000.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended June 30, 2016, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of June 30, 2016 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2016, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $44,395,000 to $56,295,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward currency contracts. For the six months ended June 30, 2016, the Fund invested in forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated securities. In addition, the Fund also engaged in forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2016, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2016, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $1,739,000 to $18,371,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $553,000 to $18,038,000.

The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from approximately $9,408,000 to $17,983,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$ —	$ 4,526,898	$ 4,526,898
Credit Contracts (a)	—	33,289	33,289
Foreign Exchange Contracts (b)	124,972	—	124,972
	$ 124,972	$ 4,560,187	$ 4,685,159

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of centrally cleared swaps as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ —	$ (2,336,007)	$ (451,703)	$ (2,787,710)
Foreign Exchange Contracts (b)	(71,432)	—	—	(71,432)
	$ (71,432)	$ (2,336,007)	$ (451,703)	$ (2,859,142)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative depreciation of futures contracts and centrally cleared swaps as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contract (a)	$ (12,713)	$ —	$ 292,295	$ 311,295	$ 590,877
Credit Contracts (b)	—	—	17,566	—	17,566
Foreign Exchange Contracts (c)	—	64,620	—	—	64,620
	$ (12,713)	$ 64,620	$ 309,861	$ 311,295	$ 673,063

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from written options, swap contracts and futures, respectively

(b) Net realized gain (loss) on swap contracts

(c) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ (34,889)	$ —	$ 1,697,877	$ (325,687)	$ 1,337,301
Credit Contracts (b)	—	—	35,469	—	35,469
Foreign Exchange Contracts (c)	—	(421,335)	—	—	(421,335)
	$ (34,889)	$ (421,335)	$ 1,733,346	$ (325,687)	$ 951,435

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on written options, swaps contracts and futures, respectively

(b) Change in net unrealized appreciation (depreciation) on swap contracts

(c) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of June 30, 2016, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$ 24,455	$ —	$ —	$ 24,455
Macquarie Bank Ltd.	100,517	(71,432)	—	29,085
	$ 124,972	$ (71,432)	$ —	$ 53,540
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Macquarie Bank Ltd.	$ 71,432	$ (71,432)	$ —	$ —

C. Purchases and Sales of Securities

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $131,609,202 and $126,703,861, respectively. Purchases and sales of U.S. Treasury obligations aggregated $17,304,027 and $26,771,157, respectively.

For the six months ended June 30, 2016, transactions for written options on interest rate swap contracts were as follows:

	Contract Amount	Premiums
Outstanding, beginning of period	9,800,000	$ 155,100
Options bought back	(7,800,000)	(132,650)
Options expired	(2,000,000)	(22,450)
Outstanding, end of period	—	$ —

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2016, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund's average daily net assets.

For the period from January 1, 2016 through April 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A at 0.64%.

For the six months ended June 30, 2016, fees waived and/or expenses reimbursed were $39,405.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $39,693, of which $6,562 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2016, the amounts charged to the Fund by DSC aggregated $287, of which $142 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $7,476, of which $6,977 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2016, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $673.

E. Ownership of the Fund

At June 30, 2016, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, owning 34%, 27%, 14% and 10%, respectively.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2016.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016
Actual Fund Return	Class A
Beginning Account Value 1/1/16	$ 1,000.00
Ending Account Value 6/30/16	$ 1,070.80
Expenses Paid per $1,000*	$ 3.35
Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/16	$ 1,000.00
Ending Account Value 6/30/16	$ 1,021.63
Expenses Paid per $1,000*	$ 3.27

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	Class A
Deutsche Variable Series I — Deutsche Bond VIP	.65%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Bond VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2014.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM manages an institutional account comparable to the Fund, but that Deutsche AWM does not manage any comparable Deutsche Europe funds. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

VS1bond-3 (R-028373-5  8/16)

June 30, 2016

Semiannual Report

Deutsche Variable Series I

Deutsche Capital Growth VIP

Contents

3 Performance Summary

4 Portfolio Summary

4 Portfolio Management Team

5 Investment Portfolio

8 Statement of Assets and Liabilities

9 Statement of Operations

9 Statement of Changes in Net Assets

11 Financial Highlights

12 Notes to Financial Statements

16 Information About Your Fund's Expenses

17 Proxy Voting

18 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. The Fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2016 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 are 0.49% and 0.76% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment
■ Deutsche Capital Growth VIP — Class A ■ Russell 1000® Growth Index

The Russell 1000® Growth Index is an unmanaged, capitalization-weighted index containing those securities in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,714	$9,857	$14,546	$17,166	$21,725
	Average annual total return	–2.86%	–1.43%	13.31%	11.41%	8.07%
Russell 1000 Growth Index	Growth of $10,000	$10,136	$10,302	$14,456	$17,898	$23,205
	Average annual total return	1.36%	3.02%	13.07%	12.35%	8.78%
Deutsche Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,700	$9,830	$14,418	$16,906	$21,038
	Average annual total return	–3.00%	–1.70%	12.97%	11.07%	7.72%
Russell 1000 Growth Index	Growth of $10,000	$10,136	$10,302	$14,456	$17,898	$23,205
	Average annual total return	1.36%	3.02%	13.07%	12.35%	8.78%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/16	12/31/15

Common Stocks	99%	98%
Cash Equivalents	1%	2%
Convertible Preferred Stocks	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks and Convertible Preferred Stocks)	6/30/16	12/31/15

Information Technology	28%	28%
Consumer Discretionary	20%	22%
Health Care	18%	18%
Industrials	11%	11%
Consumer Staples	11%	10%
Financials	5%	5%
Materials	4%	3%
Telecommunication Services	2%	1%
Energy	1%	1%
Utilities	0%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Owen Fitzpatrick, CFA

Lead Portfolio Manager

Thomas M. Hynes, Jr., CFA
Brendan O'Neill, CFA

Portfolio Managers

Investment Portfolio June 30, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 99.0%
Consumer Discretionary 19.9%
Hotels, Restaurants & Leisure 1.5%
Brinker International, Inc. (a)	151,490	6,897,340
Las Vegas Sands Corp.	100,571	4,373,833
		11,271,173
Household Durables 0.8%
Newell Brands, Inc.	133,837	6,500,463
Internet & Catalog Retail 3.0%
Amazon.com, Inc.*	31,387	22,461,165
Media 5.3%
Comcast Corp. "A" (a)	176,367	11,497,365
Time Warner, Inc.	96,866	7,123,525
Walt Disney Co.	216,900	21,217,158
		39,838,048
Multiline Retail 0.8%
Dollar General Corp.	61,263	5,758,722
Specialty Retail 5.5%
Home Depot, Inc.	175,468	22,405,509
L Brands, Inc.	144,561	9,704,380
O'Reilly Automotive, Inc.* (a)	35,156	9,530,791
		41,640,680
Textiles, Apparel & Luxury Goods 3.0%
NIKE, Inc. "B"	262,368	14,482,714
VF Corp.	140,968	8,668,122
		23,150,836
Consumer Staples 10.9%
Beverages 1.9%
PepsiCo, Inc.	136,812	14,493,863
Food & Staples Retailing 3.6%
Costco Wholesale Corp. (a)	54,684	8,587,575
CVS Health Corp.	148,970	14,262,388
Rite Aid Corp.*	529,314	3,964,562
		26,814,525
Food Products 4.7%
Mead Johnson Nutrition Co.	105,958	9,615,689
Mondelez International, Inc. "A"	167,691	7,631,617
The JM Smucker Co.	39,440	6,011,050
The WhiteWave Foods Co.*	268,491	12,602,968
		35,861,324
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	60,678	5,522,912
Energy 1.0%
Energy Equipment & Services 0.3%
Halliburton Co.	52,283	2,367,897
Oil, Gas & Consumable Fuels 0.7%
Concho Resources, Inc.*	46,680	5,567,524
Financials 4.7%
Banks 0.6%
SVB Financial Group*	48,999	4,662,745
Capital Markets 0.6%
The Charles Schwab Corp.	166,196	4,206,421
Diversified Financial Services 1.0%
Intercontinental Exchange, Inc.	29,420	7,530,343
	Shares	Value ($)

Real Estate Investment Trusts 2.5%
Digital Realty Trust, Inc. (REIT) (a)	103,865	11,320,246
Prologis, Inc. (REIT)	154,715	7,587,224
		18,907,470
Health Care 17.9%
Biotechnology 8.9%
Alexion Pharmaceuticals, Inc.*	23,299	2,720,391
Biogen, Inc.*	20,942	5,064,194
BioMarin Pharmaceutical, Inc.*	43,800	3,407,640
Celgene Corp.*	181,993	17,949,970
Gilead Sciences, Inc.	194,437	16,219,935
Medivation, Inc.*	216,986	13,084,256
Shire PLC (ADR)	47,156	8,680,476
		67,126,862
Health Care Equipment & Supplies 2.0%
Becton, Dickinson & Co.	47,709	8,090,969
The Cooper Companies, Inc.	39,582	6,791,084
		14,882,053
Health Care Providers & Services 2.9%
Cigna Corp.	93,427	11,957,722
McKesson Corp.	53,990	10,077,233
		22,034,955
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	94,035	13,894,612
Pharmaceuticals 2.3%
Allergan PLC*	60,117	13,892,437
Bristol-Myers Squibb Co.	51,652	3,799,005
		17,691,442
Industrials 10.9%
Aerospace & Defense 3.2%
BE Aerospace, Inc.	160,673	7,419,076
Boeing Co. (a)	99,380	12,906,480
TransDigm Group, Inc.*	15,969	4,210,866
		24,536,422
Commercial Services & Supplies 0.7%
Stericycle, Inc.*	52,435	5,459,532
Electrical Equipment 2.1%
Acuity Brands, Inc.	19,894	4,932,916
AMETEK, Inc.	237,528	10,980,920
		15,913,836
Industrial Conglomerates 2.7%
Danaher Corp.	97,436	9,841,036
Roper Technologies, Inc.	60,923	10,391,027
		20,232,063
Machinery 0.5%
Parker-Hannifin Corp.	38,594	4,170,082
Professional Services 0.7%
Equifax, Inc.	40,519	5,202,639
Road & Rail 1.0%
Norfolk Southern Corp.	87,177	7,421,378
Information Technology 27.7%
Internet Software & Services 6.1%
Alphabet, Inc. "A"*	22,176	15,601,481
Alphabet, Inc. "C"*	22,321	15,448,364
Facebook, Inc. "A"*	131,117	14,984,051
		46,033,896
	Shares	Value ($)

IT Services 5.3%
Cognizant Technology Solutions Corp. "A"*	114,020	6,526,505
Fidelity National Information Services, Inc.	126,713	9,336,214
Global Payments, Inc.	58,315	4,162,524
Visa, Inc. "A" (a)	275,316	20,420,188
		40,445,431
Semiconductors & Semiconductor Equipment 2.8%
Broadcom Ltd.	61,947	9,626,564
NVIDIA Corp. (a)	160,632	7,551,310
NXP Semiconductors NV*	54,553	4,273,682
		21,451,556
Software 7.7%
Adobe Systems, Inc.*	88,437	8,471,380
Intuit, Inc.	44,191	4,932,158
Microsoft Corp.	593,582	30,373,591
Oracle Corp.	244,724	10,016,553
Splunk, Inc.*	82,100	4,448,178
		58,241,860
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	460,322	44,006,783
Materials 3.8%
Chemicals 2.0%
Albemarle Corp. (a)	91,756	7,277,168
PPG Industries, Inc.	76,543	7,971,954
		15,249,122
Construction Materials 1.1%
Vulcan Materials Co.	64,288	7,737,704
Containers & Packaging 0.7%
Sealed Air Corp.	118,814	5,461,879
	Shares	Value ($)

Telecommunication Services 1.7%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	113,434	5,840,717
Zayo Group Holdings, Inc.*	238,927	6,673,231
		12,513,948
Utilities 0.5%
Water Utilities
American Water Works Co., Inc.	40,416	3,415,556
Total Common Stocks (Cost $487,079,178)		749,679,722

Convertible Preferred Stocks 0.3%
Health Care 0.2%
Allergan PLC, Series A, 5.5%	1,100	916,982
Teva Pharmaceutical Industries Ltd., 7.0%	934	772,418
		1,689,400
Industrials 0.1%
Stericycle, Inc. Series A, 5.25%	3,000	249,540
Total Convertible Preferred Stocks (Cost $2,334,000)		1,938,940

Securities Lending Collateral 5.0%
Daily Assets Fund "Capital Shares", 0.51% (b) (c) (Cost $38,233,468)	38,233,468	38,233,468

Cash Equivalents 0.8%
Deutsche Central Cash Management Government Fund, 0.44% (b) (Cost $6,256,291)	6,256,291	6,256,291

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $533,902,937)†	105.1	796,108,421
Other Assets and Liabilities, Net	(5.1)	(38,467,962)
Net Assets	100.0	757,640,459

* Non-income producing security.

† The cost for federal income tax purposes was $534,601,303. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $261,507,118. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $277,568,670 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,061,552.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $37,179,048, which is 4.9% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$ 749,679,722	$ —	$ —	$ 749,679,722
Convertible Preferred Stocks (d)	1,938,940	—	—	1,938,940
Short-Term Investments (d)	44,489,759	—	—	44,489,759
Total	$ 796,108,421	$ —	$ —	$ 796,108,421

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $489,413,178) — including $37,179,048 of securities loaned	$ 751,618,662
Investment in Daily Assets Fund (cost $38,233,468)*	38,233,468
Investment in Deutsche Central Cash Management Government Fund (cost $6,256,291)	6,256,291
Total investments in securities, at value (cost $533,902,937)	796,108,421
Receivable for Fund shares sold	173,827
Dividends receivable	207,633
Interest receivable	7,041
Other assets	4,851
Total assets	796,501,773
Liabilities
Payable upon return of securities loaned	38,233,468
Payable for Fund shares redeemed	246,493
Accrued management fee	234,819
Accrued Trustees' fees	1,912
Other accrued expenses and payables	144,622
Total liabilities	38,861,314
Net assets, at value	$ 757,640,459
Net Assets Consist of
Undistributed net investment income	2,905,238
Net unrealized appreciation (depreciation) on Investments	262,205,484
Accumulated net realized gain (loss)	22,115,640
Paid-in capital	470,414,097
Net assets, at value	$ 757,640,459
Class A Net Asset Value, offering and redemption price per share ($752,730,016 ÷ 30,254,424 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 24.88
Class B Net Asset Value, offering and redemption price per share ($4,910,443 ÷ 197,811 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 24.82

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $5,122)	$ 4,746,781
Income distributions — Deutsche Central Cash Management Government Fund	11,815
Interest	2,119
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	29,374
Total income	4,790,089
Expenses: Management fee	1,428,616
Administration fee	382,887
Services to shareholders	1,935
Record keeping fee (Class B)	98
Distribution and service fees (Class B)	4,810
Custodian fee	11,416
Professional fees	38,112
Reports to shareholders	22,650
Trustees' fees and expenses	17,488
Other	18,134
Total expenses	1,926,146
Net investment income (loss)	2,863,943
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from Investments	31,207,105
Change in net unrealized appreciation (depreciation) on investments	(60,751,043)
Net gain (loss)	(29,543,938)
Net increase (decrease) in net assets resulting from operations	$ (26,679,995)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income (loss)	$ 2,863,943	$ 6,307,809
Net realized gain (loss)	31,207,105	73,261,776
Change in net unrealized appreciation (depreciation)	(60,751,043)	(4,793,723)
Net increase (decrease) in net assets resulting from operations	(26,679,995)	74,775,862
Distributions to shareholders from: Net investment income: Class A	(6,231,720)	(6,323,352)
Class B	(20,032)	(12,995)
Net realized gains: Class A	(66,067,535)	(117,055,763)
Class B	(322,737)	(434,436)
Total distributions	(72,642,024)	(123,826,546)
Fund share transactions: Class A Proceeds from shares sold	10,325,745	45,298,331
Reinvestment of distributions	72,299,255	123,379,115
Payments for shares redeemed	(80,000,634)	(161,179,658)
Net increase (decrease) in net assets from Class A share transactions	2,624,366	7,497,788
Class B Proceeds from shares sold	2,371,475	1,114,466
Reinvestment of distributions	342,769	447,431
Payments for shares redeemed	(939,627)	(1,187,018)
Net increase (decrease) in net assets from Class B share transactions	1,774,617	374,879
Increase (decrease) in net assets	(94,923,036)	(41,178,017)
Net assets at beginning of period	852,563,495	893,741,512
Net assets at end of period (including undistributed net investment income of $2,905,238 and $6,293,047, respectively)	$ 757,640,459	$ 852,563,495
Other Information
Class A Shares outstanding at beginning of period	30,084,968	29,731,475
Shares sold	390,541	1,580,052
Shares issued to shareholders in reinvestment of distributions	2,877,010	4,417,441
Shares redeemed	(3,098,095)	(5,644,000)
Net increase (decrease) in Class A shares	169,456	353,493
Shares outstanding at end of period	30,254,424	30,084,968
Class B Shares outstanding at beginning of period	127,214	113,396
Shares sold	93,621	38,768
Shares issued to shareholders in reinvestment of distributions	13,667	16,048
Shares redeemed	(36,691)	(40,998)
Net increase (decrease) in Class B shares	70,597	13,818
Shares outstanding at end of period	197,811	127,214

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 28.22	$ 29.95	$ 28.41	$ 21.38	$ 18.58	$ 19.59
Income (loss) from investment operations: Net investment income (loss)[a]	.10	.20	.21	.21	.28	.17
Net realized and unrealized gain (loss)	(.88)	2.34	3.18	7.12	2.70	(1.03)
Total from investment operations	(.78)	2.54	3.39	7.33	2.98	(.86)
Less distributions from: Net investment income	(.22)	(.22)	(.18)	(.30)	(.18)	(.15)
Net realized gains	(2.34)	(4.05)	(1.67)	—	—	—
Total distributions	(2.56)	(4.27)	(1.85)	(.30)	(.18)	(.15)
Net asset value, end of period	$ 24.88	$ 28.22	$ 29.95	$ 28.41	$ 21.38	$ 18.58
Total Return (%)	(2.86)**	8.62	12.97	34.65	16.05	(4.47)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	753	849	890	837	701	677
Ratio of expenses (%)	.50*	.49	.50	.50	.50	.50
Ratio of net investment income (loss) (%)	.75*	.70	.76	.85	1.32	.86
Portfolio turnover rate (%)	24**	35	47	37	25	47
[a] Based on average shares outstanding during the period. * Annualized ** Not annualized

Class B	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 28.12	$ 29.84	$ 28.29	$ 21.29	$ 18.51	$ 19.51
Income (loss) from investment operations: Net investment income (loss)[a]	.06	.13	.09	.13	.20	.10
Net realized and unrealized gain (loss)	(.87)	2.32	3.22	7.10	2.69	(1.02)
Total from investment operations	(.81)	2.45	3.31	7.23	2.89	(.92)
Less distributions from: Net investment income	(.15)	(.12)	(.09)	(.23)	(.11)	(.08)
Net realized gains	(2.34)	(4.05)	(1.67)	—	—	—
Total distributions	(2.49)	(4.17)	(1.76)	(.23)	(.11)	(.08)
Net asset value, end of period	$ 24.82	$ 28.12	$ 29.84	$ 28.29	$ 21.29	$ 18.51
Total Return (%)	(3.00)**	8.33	12.67	34.19	15.61	(4.76)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	4	3	14	13	13
Ratio of expenses (%)	.76*	.76	.80	.83	.83	.84
Ratio of net investment income (loss) (%)	.50*	.44	.33	.52	.97	.52
Portfolio turnover rate (%)	24**	35	47	37	25	47
[a] Based on average shares outstanding during the period. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Variable Series I (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: Deutsche Bond VIP, Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP and Deutsche Global Small Cap VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on Deutsche Capital Growth VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund. During the six months ended June 30, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of June 30, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2015, the Fund had a net tax basis capital loss carryforward of approximately $8,161,000 of pre-enactment losses, all of which was inherited from its merger with other affiliated funds in previous years, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016, the expiration date, whichever occurs first, and which may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $183,157,472 and $239,431,356, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2016, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund's average daily net assets.

For the period from January 1, 2016 through September 30, 2016, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.79%
Class B	1.05%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $382,887, of which $62,931 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2016
Class A	$ 410	$ 205
Class B	98	49
	$ 508	$ 254

Distribution Service Agreement. Deutsche AM Distributors, Inc. ("DDI"), also an affiliate of the Advisor, is the Trust's Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2016, the Distribution Service Fee aggregated $4,810, of which $1,017 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $5,307, of which $4,742 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2016, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $2,585.

D. Ownership of the Fund

At June 30, 2016, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 48%, 27% and 11%, respectively. Two participating insurance companies were the owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 48% and 43%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2016.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 971.40	$ 970.00
Expenses Paid per $1,000*	$ 2.45	$ 3.72
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,022.38	$ 1,021.08
Expenses Paid per $1,000*	$ 2.51	$ 3.82

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series I — Deutsche Capital Growth VIP	.50%	.76%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Capital Growth VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three-year period and has underperformed its benchmark in the one- and five-year periods ended December 31, 2014.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

VS1capgro-3 (R-028374-5  8/16)

June 30, 2016

Semiannual Report

Deutsche Variable Series I

Deutsche Core Equity VIP

Contents

3 Performance Summary

4 Portfolio Summary

4 Portfolio Management Team

5 Investment Portfolio

9 Statement of Assets and Liabilities

10 Statement of Operations

10 Statement of Changes in Net Assets

12 Financial Highlights

13 Notes to Financial Statements

17 Information About Your Fund's Expenses

18 Proxy Voting

19 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2016 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 are 0.56% and 0.83% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment
■ Deutsche Core Equity VIP — Class A ■ Russell 1000® Index

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,049	$10,026	$14,187	$17,281	$20,474
	Average annual total return	0.49%	0.26%	12.37%	11.56%	7.43%
Russell 1000® Index	Growth of $10,000	$10,374	$10,293	$13,854	$17,531	$20,622
	Average annual total return	3.74%	2.93%	11.48%	11.88%	7.51%
Deutsche Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,043	$10,006	$14,083	$17,057	$19,985
	Average annual total return	0.43%	0.06%	12.09%	11.27%	7.17%
Russell 1000® Index	Growth of $10,000	$10,374	$10,293	$13,854	$17,531	$20,622
	Average annual total return	3.74%	2.93%	11.48%	11.88%	7.51%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/16	12/31/15

Common Stocks	99%	99%
Cash Equivalents	1%	1%
Convertible Preferred Stocks	0%	0%
Convertible Bond	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks, Convertible Bond and Convertible Preferred Stocks)	6/30/16	12/31/15

Information Technology	20%	20%
Health Care	17%	16%
Financials	15%	15%
Consumer Discretionary	13%	14%
Industrials	11%	11%
Consumer Staples	10%	10%
Energy	7%	6%
Materials	3%	4%
Utilities	3%	3%
Telecommunication Services	1%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Owen Fitzpatrick, CFA

Lead Portfolio Manager

Thomas M. Hynes, Jr., CFA
Brendan O'Neill, CFA
Pankaj Bhatnagar, PhD

Portfolio Managers

Investment Portfolio June 30, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 13.0%
Auto Components 0.5%
BorgWarner, Inc.	27,030	797,926
Automobiles 0.1%
Ferrari NV	3,326	136,133
Hotels, Restaurants & Leisure 1.3%
Brinker International, Inc.	30,383	1,383,338
Las Vegas Sands Corp.	14,858	646,174
		2,029,512
Household Durables 0.5%
Newell Brands, Inc.	18,277	887,714
Internet & Catalog Retail 1.7%
Amazon.com, Inc.*	3,735	2,672,841
Media 3.1%
Comcast Corp. "A"	25,341	1,651,980
Time Warner, Inc.	20,373	1,498,231
Walt Disney Co.	17,948	1,755,673
		4,905,884
Specialty Retail 4.2%
Advance Auto Parts, Inc.	12,697	2,052,216
Home Depot, Inc.	22,180	2,832,164
L Brands, Inc.	26,599	1,785,591
		6,669,971
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc. "B"	31,475	1,737,420
VF Corp.	14,750	906,977
		2,644,397
Consumer Staples 10.2%
Beverages 1.4%
PepsiCo, Inc.	21,107	2,236,076
Food & Staples Retailing 3.6%
Costco Wholesale Corp.	8,872	1,393,259
CVS Health Corp.	15,438	1,478,034
Kroger Co.	46,847	1,723,501
Rite Aid Corp.*	152,539	1,142,517
		5,737,311
Food Products 4.7%
ConAgra Foods, Inc.	36,360	1,738,372
Mead Johnson Nutrition Co.	18,038	1,636,948
The JM Smucker Co.	12,171	1,854,982
The WhiteWave Foods Co.*	48,069	2,256,359
		7,486,661
Personal Products 0.5%
Estee Lauder Companies, Inc. "A"	10,069	916,480
Energy 6.9%
Energy Equipment & Services 1.0%
Halliburton Co.	34,753	1,573,963
Oil, Gas & Consumable Fuels 5.9%
Anadarko Petroleum Corp.	20,027	1,066,438
Chevron Corp.	17,015	1,783,682
Concho Resources, Inc.*	11,157	1,330,695
EOG Resources, Inc.	15,861	1,323,125
Hess Corp.	16,507	992,071
	Shares	Value ($)

Occidental Petroleum Corp.	27,178	2,053,570
Phillips 66	12,289	975,009
		9,524,590
Financials 14.2%
Banks 5.9%
Citigroup, Inc.	48,475	2,054,855
JPMorgan Chase & Co.	78,618	4,885,323
U.S. Bancorp.	64,201	2,589,226
		9,529,404
Capital Markets 1.9%
Ameriprise Financial, Inc.	16,301	1,464,645
Bank of New York Mellon Corp.	39,942	1,551,747
		3,016,392
Insurance 2.5%
Chubb Ltd.	18,174	2,375,523
MetLife, Inc.	41,418	1,649,679
		4,025,202
Real Estate Investment Trusts 3.9%
Digital Realty Trust, Inc. (REIT) (a)	31,378	3,419,888
Prologis, Inc. (REIT)	56,764	2,783,707
		6,203,595
Health Care 16.5%
Biotechnology 5.7%
Biogen, Inc.*	2,970	718,206
Celgene Corp.*	26,667	2,630,166
Gilead Sciences, Inc.	32,152	2,682,120
Medivation, Inc.*	24,510	1,477,953
Shire PLC (ADR)	8,598	1,582,720
		9,091,165
Health Care Equipment & Supplies 1.7%
Becton, Dickinson & Co.	16,132	2,735,826
Health Care Providers & Services 1.8%
Cigna Corp.	13,196	1,688,956
McKesson Corp.	5,888	1,098,995
		2,787,951
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	18,766	2,772,864
Pharmaceuticals 5.6%
Allergan PLC*	8,730	2,017,416
Bristol-Myers Squibb Co.	23,863	1,755,124
Merck & Co., Inc.	30,727	1,770,182
Pfizer, Inc.	95,553	3,364,421
		8,907,143
Industrials 10.6%
Aerospace & Defense 3.1%
Boeing Co.	18,832	2,445,712
Honeywell International, Inc.	14,092	1,639,181
TransDigm Group, Inc.*	3,391	894,173
		4,979,066
Electrical Equipment 1.9%
AMETEK, Inc.	48,752	2,253,805
Regal Beloit Corp.	15,896	875,075
		3,128,880
Industrial Conglomerates 2.8%
General Electric Co.	66,518	2,093,987
Roper Technologies, Inc.	13,571	2,314,670
		4,408,657
	Shares	Value ($)

Machinery 1.4%
Ingersoll-Rand PLC	16,110	1,025,885
Parker-Hannifin Corp.	10,649	1,150,624
		2,176,509
Road & Rail 1.4%
Norfolk Southern Corp.	25,862	2,201,632
Information Technology 19.6%
Communications Equipment 1.1%
Cisco Systems, Inc.	64,671	1,855,411
Internet Software & Services 3.9%
Alphabet, Inc. "A"*	3,518	2,475,019
Alphabet, Inc. "C"*	3,093	2,140,665
Facebook, Inc. "A"*	14,471	1,653,746
		6,269,430
IT Services 3.6%
Cognizant Technology Solutions Corp. "A"*	24,275	1,389,501
Fidelity National Information Services, Inc.	18,610	1,371,185
Visa, Inc. "A"	40,576	3,009,522
		5,770,208
Semiconductors & Semiconductor Equipment 2.5%
Broadcom Ltd.	11,838	1,839,625
NVIDIA Corp.	26,941	1,266,496
NXP Semiconductors NV*	10,555	826,879
		3,933,000
Software 5.4%
Intuit, Inc.	9,993	1,115,319
Microsoft Corp.	108,820	5,568,319
Oracle Corp.	46,157	1,889,206
		8,572,844
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	51,190	4,893,764
Materials 3.4%
Chemicals 1.4%
Albemarle Corp.	16,725	1,326,460
Ecolab, Inc.	7,569	897,683
		2,224,143
Construction Materials 0.9%
Vulcan Materials Co.	12,378	1,489,816
Containers & Packaging 1.1%
Sealed Air Corp.	36,879	1,695,328
Telecommunication Services 1.3%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	46,897	2,029,233
	Shares	Value ($)

Utilities 3.0%
Electric Utilities 1.3%
NextEra Energy, Inc.	16,236	2,117,174
Water Utilities 1.7%
American Water Works Co., Inc.	32,153	2,717,250
Total Common Stocks (Cost $127,097,132)		157,751,346

	Principal Amount ($)	Value ($)

Convertible Bond 0.2%
Consumer Discretionary
Fiat Chrysler Automobiles NV, 7.875%, 12/15/2016 (Cost $366,520)	440,000	263,450

	Shares	Value ($)

Convertible Preferred Stocks 0.3%
Health Care 0.2%
Allergan PLC, Series A, 5.5%	300	250,086
Teva Pharmaceutical Industries Ltd., 7.0%	212	175,324
		425,410
Industrials 0.1%
Stericycle, Inc., Series A, 5.25%	1,000	83,180
Total Convertible Preferred Stocks (Cost $612,000)		508,590

Securities Lending Collateral 2.2%
Daily Assets Fund "Capital Shares", 0.51% (b) (c) (Cost $3,432,572)	3,432,572	3,432,572

Cash Equivalents 0.8%
Deutsche Central Cash Management Government Fund, 0.44% (b) (Cost $1,320,813)	1,320,813	1,320,813

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $132,829,037)†	102.2	163,276,771
Other Assets and Liabilities, Net	(2.2)	(3,505,038)
Net Assets	100.0	159,771,733

* Non-income producing security.

† The cost for federal income tax purposes was $132,972,976. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $30,303,795. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,576,186 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,272,391.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $3,385,665, which is 2.1% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$ 157,751,346	$ —	$ —	$ 157,751,346
Convertible Bond	—	263,450	—	263,450
Convertible Preferred Stocks (d)	508,590	—	—	508,590
Short-Term Investments (d)	4,753,385	—	—	4,753,385
Total	$ 163,013,321	$ 263,450	$ —	$ 163,276,771

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $128,075,652) — including $3,385,665 of securities loaned	$ 158,523,386
Investment in Daily Assets Fund (cost $3,432,572)*	3,432,572
Investment in Deutsche Central Cash Management Government Fund (cost $1,320,813)	1,320,813
Total investments in securities, at value (cost $132,829,037)	163,276,771
Cash	15,155
Receivable for Fund shares sold	31,588
Dividends receivable	112,675
Interest receivable	1,828
Foreign taxes recoverable	2,509
Other assets	1,387
Total assets	163,441,913
Liabilities
Payable upon return of securities loaned	3,432,572
Payable for Fund shares redeemed	102,637
Accrued management fee	51,430
Accrued Trustees' fees	474
Other accrued expenses and payables	83,067
Total liabilities	3,670,180
Net assets, at value	$ 159,771,733
Net Assets Consist of
Undistributed net investment income	1,080,053
Net unrealized appreciation (depreciation) on investments	30,447,734
Accumulated net realized gain (loss)	286,601
Paid-in capital	127,957,345
Net assets, at value	$ 159,771,733
Class A Net Asset Value, offering and redemption price per share ($157,741,254 ÷ 13,176,480 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.97
Class B Net Asset Value, offering and redemption price per share ($2,030,479 ÷ 169,646 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.97

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $3,299)	$ 1,452,195
Interest	64,916
Income distributions — Deutsche Central Cash Management Government Fund	2,280
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	5,082
Total income	1,524,473
Expenses: Management fee	310,354
Administration fee	79,578
Services to shareholders	1,089
Record keeping fee (Class B)	283
Distribution service fee (Class B)	2,477
Custodian fee	9,436
Professional fees	35,294
Reports to shareholders	16,002
Trustees' fees and expenses	5,096
Other	5,336
Total expenses	464,945
Net investment income	1,059,528
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	551,574
Change in net unrealized appreciation (depreciation) on investments	(1,751,621)
Net gain (loss)	(1,200,047)
Net increase (decrease) in net assets resulting from operations	$ (140,519)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 1,059,528	$ 2,369,333
Net realized gain (loss)	551,574	14,502,719
Change in net unrealized appreciation (depreciation)	(1,751,621)	(5,598,072)
Net increase (decrease) in net assets resulting from operations	(140,519)	11,273,980
Distributions to shareholders from: Net investment income: Class A	(2,276,718)	(1,815,630)
Class B	(23,854)	(11,196)
Net realized gains: Class A	(14,473,682)	(491,871)
Class B	(187,911)	(4,384)
Total distributions	(16,962,165)	(2,323,081)
Fund share transactions: Class A Proceeds from shares sold	1,278,753	9,787,413
Reinvestment of distributions	16,750,400	2,307,501
Payments for shares redeemed	(19,461,813)	(65,202,089)
Net increase (decrease) in net assets from Class A share transactions	(1,432,660)	(53,107,175)
Class B Proceeds from shares sold	102,348	435,534
Reinvestment of distributions	211,765	15,580
Payments for shares redeemed	(133,255)	(285,169)
Net increase (decrease) in net assets from Class B share transactions	180,858	165,945
Increase (decrease) in net assets	(18,354,486)	(43,990,331)
Net assets at beginning of period	178,126,219	222,116,550
Net assets at end of period (including undistributed net investment income of $1,080,053 and $2,321,097, respectively)	$ 159,771,733	$ 178,126,219
Other Information
Class A Shares outstanding at beginning of period	13,252,114	17,268,971
Shares sold	103,983	745,068
Shares issued to shareholders in reinvestment of distributions	1,400,535	173,366
Shares redeemed	(1,580,152)	(4,935,291)
Net increase (decrease) in Class A shares	(75,634)	(4,016,857)
Shares outstanding at end of period	13,176,480	13,252,114
Class B Shares outstanding at beginning of period	154,548	142,262
Shares sold	8,413	32,766
Shares issued to shareholders in reinvestment of distributions	17,691	1,171
Shares redeemed	(11,006)	(21,651)
Net increase (decrease) in Class B shares	15,098	12,286
Shares outstanding at end of period	169,646	154,548

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 13.29	$ 12.76	$ 11.54	$ 8.53	$ 7.46	$ 7.56
Income (loss) from investment operations: Net investment income[a]	.08	.15	.10	.12	.15	.10
Net realized and unrealized gain (loss)	(.01)	.52	1.25	3.03	1.03	(.10)
Total from investment operations	.07	.67	1.35	3.15	1.18	.00
Less distributions from: Net investment income	(.19)	(.11)	(.13)	(.14)	(.11)	(.10)
Net realized gains	(1.20)	(.03)	—	—	—	—
Total distributions	(1.39)	(.14)	(.13)	(.14)	(.11)	(.10)
Net asset value, end of period	$ 11.97	$ 13.29	$ 12.76	$ 11.54	$ 8.53	$ 7.46
Total Return (%)	.49**	5.25	11.82	37.33	15.81	(.14)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	158	176	220	223	180	85
Ratio of expenses (%)	.58*	.56	.57	.56	.59	.63
Ratio of net investment income (%)	1.33*	1.11	.86	1.20	1.90	1.25
Portfolio turnover rate (%)	20**	27	48	238	307	215
[a] Based on average shares outstanding during the period. * Annualized ** Not annualized

Class B	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 13.26	$ 12.74	$ 11.53	$ 8.51	$ 7.45	$ 7.55
Income (loss) from investment operations: Net investment income[a]	.06	.11	.07	.10	.11	.08
Net realized and unrealized gain (loss)	(.00)***	.52	1.24	3.03	1.03	(.10)
Total from investment operations	.06	.63	1.31	3.13	1.14	(.02)
Less distributions from: Net investment income	(.15)	(.08)	(.10)	(.11)	(.08)	(.08)
Net realized gains	(1.20)	(.03)	—	—	—	—
Total distributions	(1.35)	(.11)	(.10)	(.11)	(.08)	(.08)
Net asset value, end of period	$ 11.97	$ 13.26	$ 12.74	$ 11.53	$ 8.51	$ 7.45
Total Return (%)	.43**	4.91	11.52	37.10	15.41	(.40)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	2	2	2
Ratio of expenses (%)	.86*	.83	.82	.76	.90	.88
Ratio of net investment income (%)	1.06*	.84	.60	1.00	1.41	.99
Portfolio turnover rate (%)	20**	27	48	238	307	215
[a] Based on average shares outstanding during the period. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Variable Series I (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: Deutsche Bond VIP, Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP and Deutsche Global Small Cap VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on Deutsche Core Equity VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund. During the six months ended June 30, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of June 30, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $32,348,299 and $50,101,313, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2016, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund's average daily net assets.

For the period from January 1, 2016 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.81%
Class B	1.06%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $79,578, of which $13,187 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2016
Class A	$ 307	$ 152
Class B	54	27
	$ 361	$ 179

Distribution Service Agreement. Deutsche AM Distributors, Inc. ("DDI"), also an affiliate of the Advisor, is the Trust's Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2016, the Distribution Service Fee aggregated $2,477, of which $418 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $5,600, of which $5,442 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Ownership of the Fund

At June 30, 2016, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 36%, 35% and 10%, respectively. Three participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 65%, 14% and 12%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2016.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,004.90	$ 1,004.30
Expenses Paid per $1,000*	$ 2.89	$ 4.29
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,021.98	$ 1,020.59
Expenses Paid per $1,000*	$ 2.92	$ 4.32

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series I — Deutsche Core Equity VIP	.58%	.86%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Core Equity VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 3rd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three-year period and has underperformed its benchmark in the one- and five-year periods ended December 31, 2014.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Notes

VS1coreq-3 (R-028376-5  8/16)

June 30, 2016

Semiannual Report

Deutsche Variable Series I

Deutsche CROCI® International VIP

Contents

3 Performance Summary

4 Portfolio Summary

4 Portfolio Manager

5 Investment Portfolio

7 Statement of Assets and Liabilities

9 Statement of Operations

9 Statement of Changes in Net Assets

11 Financial Highlights

12 Notes to Financial Statements

18 Information About Your Fund's Expenses

19 Proxy Voting

20 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks may decline in value. The Fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. See the prospectus for details.

In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union, creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the European Union and the effects such withdrawal may have on the United Kingdom, other European Union countries and the global economy, which could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2016 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 are 1.05% and 1.33% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment
■ Deutsche CROCI® International VIP — Class A ■ MSCI EAFE® Index

MSCI EAFE Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,217	$8,197	$8,987	$9,076	$8,596
	Average annual total return	–7.83%	–18.03%	–3.50%	–1.92%	–1.50%
MSCI EAFE® Index	Growth of $10,000	$9,558	$8,984	$10,632	$10,868	$11,694
	Average annual total return	–4.42%	–10.16%	2.06%	1.68%	1.58%
Deutsche CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,195	$8,158	$8,908	$8,958	$8,366
	Average annual total return	–8.05%	–18.42%	–3.78%	–2.18%	–1.77%
MSCI EAFE® Index	Growth of $10,000	$9,558	$8,984	$10,632	$10,868	$11,694
	Average annual total return	–4.42%	–10.16%	2.06%	1.68%	1.58%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/16	12/31/15

Common Stocks	97%	99%
Cash Equivalents	3%	1%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/16	12/31/15

Japan	26%	23%
United Kingdom	24%	29%
Switzerland	21%	14%
Hong Kong	9%	6%
Singapore	4%	4%
Spain	4%	4%
France	4%	8%
Germany	4%	4%
Netherlands	2%	2%
Sweden	2%	2%
Denmark	—	2%
Australia	—	2%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/16	12/31/15

Industrials	31%	30%
Consumer Discretionary	28%	30%
Utilities	22%	16%
Health Care	9%	8%
Materials	4%	10%
Information Technology	4%	4%
Consumer Staples	2%	2%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Di Kumble, CFA
John Moody

Portfolio Managers

Investment Portfolio June 30, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 93.8%
France 3.8%
Cie Generale des Etablissements Michelin	17,300	1,640,145
Sanofi	21,702	1,805,550
(Cost $3,759,793)		3,445,695
Germany 3.8%
Continental AG	8,438	1,592,252
Siemens AG (Registered)	17,540	1,794,113
(Cost $3,773,597)		3,386,365
Hong Kong 8.7%
CLP Holdings Ltd.	198,649	2,030,839
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	2,079,500	1,936,532
Hong Kong & China Gas Co., Ltd.	1,090,757	2,002,243
MTR Corp., Ltd.	374,731	1,905,590
(Cost $6,958,548)		7,875,204
Japan 23.8%
Astellas Pharma, Inc.	135,800	2,122,546
Bridgestone Corp.	49,408	1,572,375
Citizen Holdings Co., Ltd.	325,700	1,575,597
Denso Corp.	47,850	1,671,313
Isuzu Motors Ltd.	170,000	2,076,842
JGC Corp.	107,793	1,531,174
Mitsubishi Electric Corp.	170,000	2,013,383
Osaka Gas Co., Ltd.	512,000	1,956,819
Secom Co., Ltd.	24,100	1,772,043
Tokyo Gas Co., Ltd.	419,000	1,717,753
Toyota Industries Corp.	41,735	1,647,936
Toyota Motor Corp.	35,900	1,774,507
(Cost $22,921,925)		21,432,288
Netherlands 2.0%
Koninklijke DSM NV (Cost $2,026,634)	30,273	1,754,619
Singapore 4.0%
Keppel Corp., Ltd.	458,016	1,887,277
Singapore Airlines Ltd.	220,041	1,746,273
(Cost $4,540,910)		3,633,550
Spain 3.9%
Gas Natural SDG SA (a)	89,137	1,753,072
Iberdrola SA	263,380	1,783,975
(Cost $4,032,773)		3,537,047
Sweden 1.9%
Telefonaktiebolaget LM Ericsson "B" (Cost $2,533,083)	226,259	1,729,849
	Shares	Value ($)

Switzerland 19.5%
ABB Ltd. (Registered)*	88,535	1,742,283
Adecco Group AG (Registered)	28,133	1,414,854
Cie Financiere Richemont SA (Registered)	27,917	1,628,393
Kuehne + Nagel International AG (Registered)	12,998	1,818,923
Nestle SA (Registered)	25,010	1,930,919
Novartis AG (Registered)	24,241	1,993,354
Roche Holding AG (Genusschein)	7,332	1,931,565
Sika AG (Bearer)	442	1,848,943
Swatch Group AG (Bearer) (a)	5,496	1,598,039
Wolseley PLC	32,786	1,692,845
(Cost $18,822,518)		17,600,118
United Kingdom 22.4%
BAE Systems PLC	265,204	1,870,599
Barratt Developments PLC	237,922	1,290,482
Bunzl PLC	62,553	1,923,866
easyJet PLC	84,725	1,235,682
ITV PLC	568,967	1,376,033
National Grid PLC	131,587	1,929,912
Next PLC	24,924	1,644,401
Persimmon PLC	64,212	1,249,892
Rolls-Royce Holdings PLC (Entitlement Shares)*	16,295,991	21,694
Severn Trent PLC	57,560	1,876,429
SSE PLC	84,280	1,756,875
Taylor Wimpey PLC	686,045	1,216,807
Travis Perkins PLC	68,751	1,362,751
Whitbread PLC	31,994	1,500,397
(Cost $26,876,333)		20,255,820
Total Common Stocks (Cost $96,246,114)		84,650,555

Securities Lending Collateral 3.8%
Daily Assets Fund "Capital Shares", 0.51% (b) (c) (Cost $3,431,797)	3,431,797	3,431,797

Cash Equivalents 2.8%
Deutsche Central Cash Management Government Fund, 0.44% (b) (Cost $2,514,051)	2,514,051	2,514,051

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $102,191,962†)	100.4	90,596,403
Other Assets and Liabilities, Net	(0.4)	(456,625)
Net Assets	100.0	90,139,778

* Non-income producing security.

† The cost for federal income tax purposes was $103,006,374. At June 30, 2016, net unrealized depreciation for all securities based on tax cost was $12,409,971. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,704,769 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,114,740.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $3,348,126, which is 3.7% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

As of June 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	139,651	SEK	1,188,642	7/29/2016	1,019	Morgan Stanley
USD	525,346	CHF	513,893	7/29/2016	1,937	Morgan Stanley
USD	289,349	EUR	261,337	7/29/2016	987	Morgan Stanley
USD	1,876,342	GBP	1,409,737	7/29/2016	858	Morgan Stanley
CHF	15,190,007	USD	15,634,555	7/29/2016	48,771	Morgan Stanley
EUR	236,140	USD	262,942	7/29/2016	598	Morgan Stanley
JPY	2,210,798,957	USD	21,691,469	7/29/2016	263,011	Morgan Stanley
GBP	19,005,007	USD	25,345,072	7/29/2016	38,089	Morgan Stanley
SGD	80,693	USD	59,899	7/29/2016	13	Morgan Stanley
Total unrealized appreciation					355,283

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
AUD	14,452	USD	10,729	7/29/2016	(38)	Morgan Stanley
CHF	716,826	USD	733,210	7/29/2016	(2,293)	Morgan Stanley
DKK	66,501	USD	9,891	7/29/2016	(42)	Morgan Stanley
EUR	10,755,196	USD	11,895,068	7/29/2016	(53,592)	Morgan Stanley
HKD	61,557,728	USD	7,935,444	7/29/2016	(2,456)	Morgan Stanley
SEK	15,772,985	USD	1,856,916	7/29/2016	(9,739)	Morgan Stanley
SGD	4,733,727	USD	3,489,071	7/29/2016	(24,065)	Morgan Stanley
Total unrealized depreciation					(92,225)

Currency Abbreviations
AUD Australian Dollar CHF Swiss Franc DKK Danish Krone EUR Euro GBP British Pound HKD Hong Kong Dollar JPY Japanese Yen SEK Swedish Krona SGD Singapore Dollar USD United States Dollar

For information on the Fund's policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks
France	$ —	$ 3,445,695	$ —	$ 3,445,695
Germany	—	3,386,365	—	3,386,365
Hong Kong	—	7,875,204	—	7,875,204
Japan	—	21,432,288	—	21,432,288
Netherlands	—	1,754,619	—	1,754,619
Singapore	—	3,633,550	—	3,633,550
Spain	—	3,537,047	—	3,537,047
Sweden	—	1,729,849	—	1,729,849
Switzerland	—	17,600,118	—	17,600,118
United Kingdom	21,694	20,234,126	—	20,255,820
Short-Term Investments (d)	5,945,848	—	—	5,945,848
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	355,283	—	355,283
Total	$ 5,967,542	$ 84,984,144	$ —	$ 90,951,686
Liabilities	Level 1	Level 2	Level 3	Level 2

Derivatives (e)
Forward Foreign Currency Exchange Contracts	$ —	$ (92,225)	$ —	$ (92,225)
Total	$ —	$ (92,225)	$ —	$ (92,225)

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(d) See Investment Portfolio for additional detailed categorizations.

(e) Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $96,246,114) — including $3,348,126 of securities loaned	$ 84,650,555
Investment in Daily Assets Fund (cost $3,431,797)*	3,431,797
Investment in Deutsche Central Cash Management Government Fund (cost $2,514,051)	2,514,051
Total investments, at value (cost $102,191,962)	90,596,403
Foreign currency, at value (cost $243,674)	243,068
Receivable for investments sold	1,664,920
Receivable for Fund shares sold	22,007
Dividends receivable	445,428
Interest receivable	1,663
Unrealized appreciation on forward foreign currency exchange contracts	355,283
Foreign taxes recoverable	474,211
Other assets	1,640
Total assets	93,804,623
Liabilities
Payable upon return of securities loaned	3,431,797
Payable for Fund shares redeemed	11,190
Unrealized depreciation on forward foreign currency exchange contracts	92,225
Accrued management fee	9,899
Accrued Trustees' fees	293
Other accrued expenses and payables	119,441
Total liabilities	3,664,845
Net assets, at value	$ 90,139,778
Net Assets Consist of
Undistributed net investment income	943,385
Net unrealized appreciation (depreciation) on: Investments	(11,595,559)
Foreign currency	262,618
Accumulated net realized gain (loss)	(137,442,746)
Paid-in capital	237,972,080
Net assets, at value	$ 90,139,778
Class A Net Asset Value, offering and redemption price per share ($89,892,204 ÷ 15,209,343 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.91
Class B Net Asset Value, offering and redemption price per share ($247,574 ÷ 41,764 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.93

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $155,795)	$ 2,205,301
Income distributions — Deutsche Central Cash Management Government Fund	1,678
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	12,699
Total income	2,219,678
Expenses: Management fee	372,650
Administration fee	47,171
Services to shareholders	1,612
Distribution service fee (Class B)	320
Custodian fee	66,726
Professional fees	34,584
Reports to shareholders	22,586
Trustees' fees and expenses	3,308
Other	11,570
Total expenses before expense reductions	560,527
Expense reductions	(121,205)
Total expenses after expense reductions	439,322
Net investment income (loss)	1,780,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(9,647,597)
Foreign currency	(1,207,957)
(10,855,554)
Change in net unrealized appreciation (depreciation) on: Investments	1,071,996
Foreign currency	(203,068)
868,928
Net gain (loss)	(9,986,626)
Net increase (decrease) in net assets resulting from operations	$ (8,206,270)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income (loss)	$ 1,780,356	$ 3,454,193
Net realized gain (loss)	(10,855,554)	(15,028,592)
Change in net unrealized appreciation (depreciation)	868,928	4,889,649
Net increase (decrease) in net assets resulting from operations	(8,206,270)	(6,684,750)
Distributions to shareholders from: Net investment income: Class A	(9,803,744)	(5,221,184)
Class B	(26,284)	(11,210)
Total distributions	(9,830,028)	(5,232,394)
Fund share transactions: Class A Proceeds from shares sold	2,247,708	11,121,280
Reinvestment of distributions	9,803,744	5,221,184
Payments for shares redeemed	(9,290,767)	(24,895,883)
Net increase (decrease) in net assets from Class A share transactions	2,760,685	(8,553,419)
Class B Proceeds from shares sold	9,671	46,566
Reinvestment of distributions	26,284	11,210
Payments for shares redeemed	(11,681)	(23,403)
Net increase (decrease) in net assets from Class B share transactions	24,274	34,373
Increase (decrease) in net assets	(15,251,339)	(20,436,190)
Net assets at beginning of period	105,391,117	125,827,307
Net assets at end of period (including undistributed net investment income of $943,385 and $8,993,057, respectively)	$ 90,139,778	$ 105,391,117
Other Information
Class A Shares outstanding at beginning of period	14,702,326	15,973,456
Shares sold	350,472	1,384,894
Shares issued to shareholders in reinvestment of distributions	1,563,595	624,543
Shares redeemed	(1,407,050)	(3,280,567)
Net increase (decrease) in Class A shares	507,017	(1,271,130)
Shares outstanding at end of period	15,209,343	14,702,326
Class B Shares outstanding at beginning of period	37,903	33,566
Shares sold	1,521	5,973
Shares issued to shareholders in reinvestment of distributions	4,179	1,336
Shares redeemed	(1,839)	(2,972)
Net increase (decrease) in Class B shares	3,861	4,337
Shares outstanding at end of period	41,764	37,903

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 7.15	$ 7.86	$ 9.06	$ 7.96	$ 6.74	$ 8.22
Income (loss) from investment operations: Net investment income (loss)[a]	.12	.21	.31[b]	.14	.22	.15
Net realized and unrealized gain (loss)	(.65)	(.59)	(1.36)	1.41	1.16	(1.49)
Total from investment operations	(.53)	(.38)	(1.05)	1.55	1.38	(1.34)
Less distributions from: Net investment income	(.71)	(.33)	(.15)	(.45)	(.16)	(.14)
Net asset value, end of period	$ 5.91	$ 7.15	$ 7.86	$ 9.06	$ 7.96	$ 6.74
Total Return (%)	(7.83)c**	(5.48)[c]	(11.76)[c]	20.23[c]	20.65	(16.67)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	90	105	126	151	230	211
Ratio of expenses before expense reductions (%)	1.19*	1.05	1.04	1.02	.98	1.00
Ratio of expenses after expense reductions (%)	.93*	.98	.98	1.01	.98	1.00
Ratio of net investment income (loss) (%)	1.88[d]	2.74	3.55[b]	1.64	2.99	1.98
Portfolio turnover rate (%)	32**	99	135	97	85	174

[a] Based on average shares outstanding during the period.

[b] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.08 per share and 0.95% of average daily net assets, for the year ended December 31, 2014.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Not annualized. The ratio for the six months ended June 30, 2016 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized

** Not annualized

Class B	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 7.16	$ 7.87	$ 9.07	$ 7.96	$ 6.75	$ 8.22
Income (loss) from investment operations: Net investment income (loss)[a]	.11	.19	.28[b]	.13	.20	.13
Net realized and unrealized gain (loss)	(.65)	(.59)	(1.35)	1.41	1.15	(1.48)
Total from investment operations	(.54)	(.40)	(1.07)	1.54	1.35	(1.35)
Less distributions from: Net investment income	(.69)	(.31)	(.13)	(.43)	(.14)	(.12)
Net asset value, end of period	$ 5.93	$ 7.16	$ 7.87	$ 9.07	$ 7.96	$ 6.75
Total Return (%)	(8.05)c**	(5.71)[c]	(11.98)[c]	20.01[c]	20.13	(16.77)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.25	.27	.26	.31	.28	.24
Ratio of expenses before expense reductions (%)	1.47*	1.33	1.31	1.30	1.26	1.28
Ratio of expenses after expense reductions (%)	1.18*	1.23	1.23	1.27	1.26	1.28
Ratio of net investment income (loss) (%)	1.76[d]	2.47	3.26[b]	1.62	2.73	1.70
Portfolio turnover rate (%)	32**	99	135	97	85	174

[a] Based on average shares outstanding during the period.

[b] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.08 per share and 0.95% of average daily net assets, for the year ended December 31, 2014.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Not annualized. The ratio for the six months ended June 30, 2016 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Variable Series I (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: Deutsche Bond VIP, Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP and Deutsche Global Small Cap VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on Deutsche CROCI® International VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund. During the six months ended June 30, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of June 30, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2015, the Fund had a net tax basis capital loss carryforward of approximately $105,624,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($6,802,000) and December 31, 2017 ($98,822,000), the respective expiration dates, whichever occurs first; and approximately $20,442,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($7,186,000) and long-term losses ($13,256,000).

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2016, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2016 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2016, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $88,924,000 to approximately $106,775,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $1,599,000 to approximately $2,268,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ 355,283
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ (92,225)
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$ (1,274,629)

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$ (231,480)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of June 30, 2016, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$ 355,283	$ (92,225)	$ —	$ 263,058
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$ 92,225	$ (92,225)	$ —	$ —

C. Purchases and Sales of Securities

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $30,465,898 and $38,531,964, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of average daily net assets	.790%
Over $500 million of average daily net assets	.640%

Accordingly, for the six months ended June 30, 2016, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.79% of the Fund's average daily net assets.

For the period from January 1, 2016 through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.93%
Class B	1.18%

For the six months ended June 30, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 120,836
Class B	369
$ 121,205

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $47,171, of which $7,583 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2016
Class A	$ 328	$ 164
Class B	40	20
	$ 368	$ 184

Distribution Service Agreement. Deutsche AM Distributors, Inc. ("DDI"), also an affiliate of the Advisor, is the Trusts' Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2016, the Distribution Service Fee aggregated $320, of which $52 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $6,038, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2016, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $1,189.

E. Ownership of the Fund

At June 30, 2016, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 21%, 15%, 12% and 11%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, owning 83% and 10%, respectively.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2016.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 921.70	$ 919.50
Expenses Paid per $1,000*	$ 4.44	$ 5.63
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,020.24	$ 1,019.00
Expenses Paid per $1,000*	$ 4.67	$ 5.92

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series I — Deutsche CROCI® International VIP	.93%	1.18%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trusts' policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trusts' policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche CROCI® International VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2014. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

VS1cint-3 (R-028378-5  8/16)

June 30, 2016

Semiannual Report

Deutsche Variable Series I

Deutsche Global Small Cap VIP

Contents

3 Performance Summary

4 Portfolio Summary

4 Portfolio Manager

5 Investment Portfolio

10 Statement of Assets and Liabilities

10 Statement of Operations

11 Statement of Changes in Net Assets

13 Financial Highlights

14 Notes to Financial Statements

19 Information About Your Fund's Expenses

20 Proxy Voting

21 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2016 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 are 1.12% and 1.41% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment
■ Deutsche Global Small Cap VIP — Class A ■ S&P® Developed Small Cap Index

The S&P® Developed SmallCap comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country. It Is a subset of the S&P® Global BMI, a comprehensive, rules-based index measuring global stock market performance.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Global Small Cap VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,406	$8,849	$11,074	$12,257	$15,167
	Average annual total return	–5.94%	–11.51%	3.46%	4.15%	4.25%
S&P Developed Small Cap Index	Growth of $10,000	$10,175	$9,598	$12,581	$14,025	$17,493
	Average annual total return	1.75%	–4.02%	7.95%	7.00%	5.75%
Deutsche Global Small Cap VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,390	$8,827	$10,984	$12,098	$14,736
	Average annual total return	–6.10%	–11.73%	3.18%	3.88%	3.95%
S&P Developed Small Cap Index	Growth of $10,000	$10,175	$9,598	$12,581	$14,025	$17,493
	Average annual total return	1.75%	–4.02%	7.95%	7.00%	5.75%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/16	12/31/15

Common Stocks	96%	98%
Cash Equivalents	4%	2%
Convertible Preferred Stock	0%	0%
Warrant	0%	0%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/16	12/31/15

United States	47%	42%
Japan	11%	10%
United Kingdom	9%	13%
Germany	6%	7%
France	5%	4%
Ireland	4%	5%
Malaysia	2%	2%
Netherlands	2%	3%
Canada	2%	2%
Hong Kong	2%	2%
Other	10%	10%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/16	12/31/15

Consumer Discretionary	23%	26%
Industrials	22%	22%
Information Technology	16%	15%
Financials	13%	13%
Health Care	13%	13%
Consumer Staples	7%	7%
Energy	3%	3%
Materials	3%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Joseph Axtell, CFA

Portfolio Manager

Investment Portfolio June 30, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 95.7%
Australia 1.0%
Austal Ltd.	498,109	453,625
G8 Education Ltd.	160,137	456,092
(Cost $992,104)		909,717
Bermuda 0.7%
Lazard Ltd. "A" (a) (Cost $525,240)	21,749	647,685
Canada 1.6%
Quebecor, Inc. "B"	36,981	1,059,667
SunOpta, Inc.*	97,854	410,008
(Cost $1,458,290)		1,469,675
China 0.9%
Minth Group Ltd. (Cost $79,835)	243,036	791,394
Finland 1.2%
Cramo Oyj (Cost $1,098,468)	51,413	1,058,843
France 4.5%
Altran Technologies SA	72,704	966,329
Elior Participations SCA 144A	44,016	960,631
Flamel Technologies SA (ADR)*	111,794	1,200,668
JC Decaux SA	16,702	564,516
Parrot SA*	21,880	306,329
(Cost $3,922,876)		3,998,473
Germany 5.4%
M.A.X. Automation AG	98,919	639,442
PATRIZIA Immobilien AG*	48,197	1,156,750
Rational AG	1,517	702,443
United Internet AG (Registered)	40,249	1,666,241
VIB Vermoegen AG	29,410	633,609
(Cost $1,688,512)		4,798,485
Hong Kong 1.6%
Techtronic Industries Co., Ltd. (Cost $431,361)	349,041	1,459,898
India 0.8%
WNS Holdings Ltd. (ADR)* (Cost $758,586)	26,221	707,967
Indonesia 0.5%
PT Arwana Citramulia Tbk (Cost $681,349)	10,270,909	474,368
Ireland 3.3%
Greencore Group PLC	244,921	1,003,053
Paddy Power Betfair PLC	10,340	1,084,370
Ryanair Holdings PLC	71,729	901,086
(Cost $1,416,167)		2,988,509
Israel 0.6%
Mellanox Technologies Ltd.* (a) (Cost $461,091)	10,900	522,764
Italy 1.1%
Prysmian SpA (Cost $867,904)	47,087	1,030,116
Japan 10.7%
Ai Holdings Corp.	37,317	868,900
Anicom Holdings, Inc.	18,900	529,170
	Shares	Value ($)

Daikyonishikawa Corp.	30,900	385,708
Kusuri No Aoki Co., Ltd.	19,058	1,237,329
MISUMI Group, Inc.	58,874	1,054,208
Nippon Seiki Co., Ltd.	47,964	779,018
Optex Co., Ltd.	24,200	620,538
Syuppin Co., Ltd. (b)	69,300	851,811
Topcon Corp.	38,300	375,541
United Arrows Ltd.	24,557	710,273
Universal Entertainment Corp.* (b)	37,014	777,949
UT Group Co., Ltd.* (b)	103,924	421,095
Zenkoku Hosho Co., Ltd.	25,500	922,649
(Cost $6,847,498)		9,534,189
Korea 0.7%
i-SENS, Inc.* (Cost $603,693)	19,340	616,207
Malaysia 1.9%
Hartalega Holdings Bhd.	227,046	244,238
Nirvana Asia Ltd. 144A	2,775,512	886,354
Tune Protect Group Bhd.	1,558,914	569,710
(Cost $1,825,816)		1,700,302
Netherlands 1.8%
Brunel International NV (b)	26,615	489,833
Core Laboratories NV (b) (c)	5,697	705,801
SBM Offshore NV	35,297	412,337
(Cost $1,387,047)		1,607,971
Panama 0.8%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $675,898)	28,411	752,891
Spain 0.7%
Telepizza Group SA 144A* (Cost $748,214)	93,955	583,893
Sweden 1.2%
Nobina AB 144A (Cost $815,271)	194,737	1,039,220
Switzerland 0.9%
Dufry AG (Registered)* (Cost $763,325)	6,626	792,608
Taiwan 0.2%
Voltronic Power Technology Corp. (Cost $179,277)	13,000	180,942
United Kingdom 8.2%
Arrow Global Group PLC	222,452	579,700
Auto Trader Group PLC 144A	116,424	552,076
AVEVA Group PLC	23,995	545,603
Babcock International Group PLC	84,561	1,023,572
Clinigen Healthcare Ltd.	80,058	647,557
Crest Nicholson Holdings PLC	87,032	418,297
Domino's Pizza Group PLC	135,846	600,948
Hargreaves Lansdown PLC	40,883	684,148
Howden Joinery Group PLC	115,481	593,104
Jardine Lloyd Thompson Group PLC	33,866	424,696
Polypipe Group PLC	175,076	608,604
Scapa Group PLC	65,861	233,746
Spirax-Sarco Engineering PLC	9,019	450,830
(Cost $6,347,056)		7,362,881
	Shares	Value ($)

United States 45.4%
Advance Auto Parts, Inc.	5,533	894,299
Affiliated Managers Group, Inc.*	4,100	577,157
AZZ, Inc.	16,339	980,013
Berry Plastics Group, Inc.*	12,071	468,958
BioScrip, Inc.*	240,900	614,295
Cardtronics, Inc.* (b)	23,375	930,559
Casey's General Stores, Inc.	11,346	1,492,112
Cognex Corp.	17,319	746,449
Del Taco Restaurants, Inc.* (b)	90,698	825,352
Diamondback Energy, Inc.*	7,512	685,170
DigitalGlobe, Inc.*	11,852	253,514
Encore Capital Group, Inc.* (b)	15,428	363,021
FCB Financial Holdings, Inc. "A"*	18,879	641,886
Fox Factory Holding Corp.*	37,304	647,970
Gentherm, Inc.*	25,493	873,135
Hain Celestial Group, Inc.*	13,446	668,939
Harman International Industries, Inc.	7,519	540,015
Inphi Corp.*	15,515	496,945
Jack in the Box, Inc.	11,753	1,009,818
Kindred Healthcare, Inc.	43,609	492,346
Knowles Corp.* (b)	55,076	753,440
Leucadia National Corp.	36,618	634,590
Ligand Pharmaceuticals, Inc.* (b)	6,621	789,687
Manitowoc Foodservice, Inc.*	58,840	1,036,761
Masonite International Corp.*	9,432	623,832
Matador Resources Co.* (b)	28,037	555,133
MAXIMUS, Inc.	15,012	831,214
Middleby Corp.*	10,706	1,233,866
Molina Healthcare, Inc.* (b)	17,606	878,539
Neurocrine Biosciences, Inc.*	10,274	466,953
On Assignment, Inc.*	18,570	686,161
Pacira Pharmaceuticals, Inc.* (b)	24,797	836,403
PAREXEL International Corp.*	15,150	952,632
Patterson-UTI Energy, Inc.	21,800	464,776
Primoris Services Corp. (b)	53,345	1,009,821
Providence Service Corp.*	34,191	1,534,492
Retrophin, Inc.*	53,726	956,860
Sinclair Broadcast Group, Inc. "A"	30,145	900,130
South State Corp.	8,087	550,320
Super Micro Computer, Inc.*	20,138	500,429
Teladoc, Inc.*	17,900	286,758
Tenneco, Inc.*	18,438	859,395
	Shares	Value ($)

The WhiteWave Foods Co.*	26,447	1,241,422
TiVo, Inc.*	78,060	772,794
Trinseo SA*	20,345	873,411
TriState Capital Holdings, Inc.*	54,437	747,420
United States Steel Corp. (b)	46,696	787,295
Urban Outfitters, Inc.*	22,845	628,238
VeriFone Systems, Inc.*	28,271	524,144
WABCO Holdings, Inc.*	11,920	1,091,514
WEX, Inc.*	6,461	572,897
Xactly Corp.*	26,200	335,622
Zions Bancorp.	31,382	788,630
Zoe's Kitchen, Inc.* (b)	18,802	681,949
(Cost $34,289,233)		40,589,481
Total Common Stocks (Cost $68,864,111)		85,618,479

Convertible Preferred Stock 0.2%
United States
Providence Service Corp. (Cost $196,900)	1,969	221,537

Warrant 0.0%
France
Parrot SA, Expiration Date 12/22/2022 (Cost $0)*	26,460	10,927

Securities Lending Collateral 10.6%
Daily Assets Fund "Capital Shares", 0.51% (d) (e) (Cost $9,498,575)	9,498,575	9,498,575

Cash Equivalents 3.4%
Deutsche Central Cash Management Government Fund, 0.44% (d) (Cost $2,999,450)	2,999,450	2,999,450

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $81,559,036)†	109.9	98,348,968
Other Assets and Liabilities, Net	(9.9)	(8,873,881)
Net Assets	100.0	89,475,087

* Non-income producing security.

† The cost for federal income tax purposes was $83,238,951. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $15,110,017. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,603,697 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,493,680.

(a) Listed on the NASDAQ Exchange.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $9,115,464, which is 10.2% of net assets.

(c) Listed on the New York Stock Exchange.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$ —	$ 456,092	$ 453,625	$ 909,717
Bermuda	647,685	—	—	647,685
Canada	1,469,675	—	—	1,469,675
China	—	791,394	—	791,394
Finland	—	1,058,843	—	1,058,843
France	1,200,668	2,797,805	—	3,998,473
Germany	—	4,798,485	—	4,798,485
Hong Kong	—	1,459,898	—	1,459,898
India	707,967	—	—	707,967
Indonesia	—	474,368	—	474,368
Ireland	—	2,988,509	—	2,988,509
Israel	522,764	—	—	522,764
Italy	—	1,030,116	—	1,030,116
Japan	—	9,534,189	—	9,534,189
Korea	—	616,207	—	616,207
Malaysia	—	813,948	886,354	1,700,302
Netherlands	705,801	902,170	—	1,607,971
Panama	752,891	—	—	752,891
Spain	—	583,893	—	583,893
Sweden	—	1,039,220	—	1,039,220
Switzerland	—	792,608	—	792,608
Taiwan	—	180,942	—	180,942
United Kingdom	—	7,362,881	—	7,362,881
United States	40,589,481	—	—	40,589,481
Convertible Preferred Stock	—	—	221,537	221,537
Warrant	—	—	10,927	10,927
Short-Term Investments (f)	12,498,025	—	—	12,498,025
Total	$ 59,094,957	$ 37,681,568	$ 1,572,443	$ 98,348,968

(f) See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks	Convertible Preferred Stocks	Warrants	Total
Balance as of December 31, 2015	$ 907,524	$ 231,659	$ 25,056	$ 1,164,239
Realized gains (loss)	(126,089)	—	—	(126,089)
Change in unrealized appreciation (depreciation)	5,327	(10,122)	(14,129)	(18,924)
Purchases	70,116	—	—	70,116
(Sales)	(980,613)	—	—	(980,613)
Transfers into Level 3 (g)	1,463,714	—	—	1,463,714
Transfers (out) of Level 3	—	—	—	—
Balance as of June 30, 2016	$ 1,339,979	$ 221,537	$ 10,927	$ 1,572,443
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$ (31,196)	$ (10,122)	$ (14,129)	$ (55,447)

(g) During the period ended June 30, 2016, the amount of transfers between Level 2 and Level 3 was $1,463,714. The securities were halted on the exchange and are valued in accordance with procedures approved by the Board. A significant difference between the value and the price of the securities once they resume trading on the securities exchange could have a material change in the fair value measurement.

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $69,061,011) — including $9,115,464 of securities loaned	$ 85,850,943
Investment in Daily Assets Fund (cost $9,498,575)*	9,498,575
Investment in Deutsche Central Cash Management Government Fund (cost $2,999,450)	2,999,450
Total investments in securities, at value (cost $81,559,036)	98,348,968
Foreign currency, at value (cost $721,778)	715,784
Receivable for investments sold	185,393
Receivable for Fund shares sold	6,195
Dividends receivable	113,496
Interest receivable	8,514
Foreign taxes recoverable	98,702
Other assets	1,031
Total assets	99,478,083
Liabilities
Payable upon return of securities loaned	9,498,575
Payable for investments purchased	335,063
Payable for Fund shares redeemed	26,525
Accrued management fee	58,383
Accrued Trustees' fees	247
Other accrued expenses and payables	84,203
Total liabilities	10,002,996
Net assets, at value	$ 89,475,087
Net Assets Consist of
Distributions in excess of net investment income	(948,453)
Net unrealized appreciation (depreciation) on: Investments	16,789,932
Foreign currency	(13,199)
Accumulated net realized gain (loss)	3,072,722
Paid-in capital	70,574,085
Net assets, at value	$ 89,475,087
Class A Net Asset Value, offering and redemption price per share ($87,049,263 ÷ 7,987,273 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.90
Class B Net Asset Value, offering and redemption price per share ($2,425,824 ÷ 228,592 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.61

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $48,213)	$ 721,405
Income distributions — Deutsche Central Cash Management Government Fund	3,581
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	61,685
Total income	786,671
Expenses: Management fee	412,173
Administration fee	46,312
Services to shareholders	1,318
Distribution service fee (Class B)	3,087
Record keeping fee (Class B)	553
Custodian fee	28,040
Professional fees	34,432
Reports to shareholders	13,744
Trustees' fees and expenses	3,338
Other	11,253
Total expenses before expense reductions	554,250
Expense reductions	(80,106)
Total expenses after expense reductions	474,144
Net investment income (loss)	312,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	3,639,804
Foreign currency	127
3,639,931
Change in net unrealized appreciation (depreciation) on: Investments	(10,576,500)
Foreign currency	2,917
(10,573,583)
Net gain (loss)	(6,933,652)
Net increase (decrease) in net assets resulting from operations	$ (6,621,125)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income (loss)	$ 312,527	$ 539,119
Net realized gain (loss)	3,639,931	11,501,605
Change in net unrealized appreciation (depreciation)	(10,573,583)	(9,986,449)
Net increase (decrease) in net assets resulting from operations	(6,621,125)	2,054,275
Distributions to shareholders from: Net investment income: Class A	(351,519)	(1,276,149)
Class B	(3,345)	(19,017)
Net realized gains: Class A	(10,844,338)	(13,898,697)
Class B	(308,285)	(305,692)
Total distributions	(11,507,487)	(15,499,555)
Fund share transactions: Class A Proceeds from shares sold	2,215,039	4,131,476
Reinvestment of distributions	11,195,857	15,174,846
Payments for shares redeemed	(12,845,504)	(36,780,664)
Net increase (decrease) in net assets from Class A share transactions	565,392	(17,474,342)
Class B Proceeds from shares sold	98,828	564,366
Reinvestment of distributions	311,630	324,709
Payments for redeemed	(184,142)	(706,649)
Net increase (decrease) in net assets from Class B share transactions	226,316	182,426
Increase (decrease) in net assets	(17,336,904)	(30,737,196)
Net assets at beginning of period	106,811,991	137,549,187
Net assets at end of period (including distributions in excess of net investment income of $948,453 and $906,116, respectively)	$ 89,475,087	$ 106,811,991
Other Information
Class A Shares outstanding at beginning of period	7,905,300	9,224,528
Shares sold	188,937	286,903
Shares issued to shareholders in reinvestment of distributions	973,553	1,081,600
Shares redeemed	(1,080,517)	(2,687,731)
Net increase (decrease) in Class A shares	81,973	(1,319,228)
Shares outstanding at end of period	7,987,273	7,905,300
Class B Shares outstanding at beginning of period	207,982	194,372
Shares sold	8,537	41,126
Shares issued to shareholders in reinvestment of distributions	27,824	23,684
Shares redeemed	(15,751)	(51,200)
Net increase (decrease) in Class B shares	20,610	13,610
Shares outstanding at end of period	228,592	207,982

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 13.17	$ 14.61	$ 17.31	$ 13.78	$ 12.67	$ 14.28
Income (loss) from investment operations: Net investment income (loss)[a]	.04	.06	.04	.04	.09	.08
Net realized and unrealized gain (loss)	(.74)	.21	(.69)	4.66	1.83	(1.45)
Total from investment operations	(.70)	.27	(.65)	4.70	1.92	(1.37)
Less distributions from: Net investment income	(.05)	(.14)	(.15)	(.10)	(.09)	(.24)
Net realized gains	(1.52)	(1.57)	(1.90)	(1.07)	(.72)	—
Total distributions	(1.57)	(1.71)	(2.05)	(1.17)	(.81)	(.24)
Net asset value, end of period	$ 10.90	$ 13.17	$ 14.61	$ 17.31	$ 13.78	$ 12.67
Total Return (%)[b]	(5.94)**	1.16	(4.13)	35.94	15.37	(9.90)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87	104	135	154	124	123
Ratio of expenses before expense reductions (%)	1.19*	1.12	1.13	1.14	1.11	1.12
Ratio of expenses after expense reductions (%)	1.02*	.99	.97	.94	.98	1.00
Ratio of net investment income (loss) (%)	.68*	.41	.27	.28	.69	.57
Portfolio turnover rate (%)	17**	27	33	39	36	31
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Class B	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.85	$ 14.29	$ 16.97	$ 13.52	$ 12.45	$ 14.03
Income (loss) from investment operations: Net investment income (loss)[a]	.02	.02	.00***	.01	.06	.05
Net realized and unrealized gain (loss)	(.72)	.21	(.67)	4.57	1.79	(1.43)
Total from investment operations	(.70)	.23	(.67)	4.58	1.85	(1.38)
Less distributions from: Net investment income	(.02)	(.10)	(.11)	(.06)	(.06)	(.20)
Net realized gains	(1.52)	(1.57)	(1.90)	(1.07)	(.72)	—
Total distributions	(1.54)	(1.67)	(2.01)	(1.13)	(.78)	(.20)
Net asset value, end of period	$ 10.61	$ 12.85	$ 14.29	$ 16.97	$ 13.52	$ 12.45
Total Return (%)[b]	(6.10)**	.86	(4.33)	35.67	15.01	(10.08)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	3	3	2	2
Ratio of expenses before expense reductions (%)	1.49*	1.41	1.41	1.34	1.43	1.38
Ratio of expenses after expense reductions (%)	1.28*	1.24	1.25	1.15	1.23	1.25
Ratio of net investment income (loss) (%)	.43*	.15	.02	.07	.44	.32
Portfolio turnover rate (%)	17**	27	33	39	36	31
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Variable Series I (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: Deutsche Bond VIP, Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP and Deutsche Global Small Cap VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on Deutsche Global Small Cap VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund. During the six months ended June 30, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of June 30, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $15,491,849 and $25,757,557, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of average daily net assets	.890%
Next $500 million of average daily net assets	.875%
Next $1 billion of average daily net assets	.860%
Over $2 billion of average daily net assets	.845%

Accordingly, for the six months ended June 30, 2016, the fee pursuant to the Investment Management agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.89% of the Fund's average daily net assets.

For the period from January 1, 2016 through April 30, 2016, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.99%
Class B	1.24%

Effective from May 1, 2016 through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.07%
Class B	1.36%

For the six months ended June 30, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 77,512
Class B	2,594
$ 80,106

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $46,312, of which $7,622 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2016
Class A	$ 252	$ 130
Class B	96	49
	$ 348	$ 179

Distribution Service Agreement. Deutsche AM Distributors, Inc. ("DDI"), also an affiliate of the Advisor, is the Trust's Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2016, the Distribution Service Fee aggregated $3,087, of which $516 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $5,886, of which $5,634 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Ownership of the Fund

At June 30, 2016, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 42%, 16%, 16% and 10%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 70% and 17%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2016.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 940.60	$ 939.00
Expenses Paid per $1,000*	$ 4.92	$ 6.17
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,019.79	$ 1,018.50
Expenses Paid per $1,000*	$ 5.12	$ 6.42

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series I — Deutsche Global Small Cap VIP	1.02%	1.28%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Global Small Cap VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2014. The Board observed that there were significant limitations to the usefulness of the comparative data provided by Morningstar, noting that the applicable Morningstar universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. As a result, the Board gave increased weight to the Fund’s performance relative to its benchmark than some of the additional comparative data. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first seven months of 2015. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Trustees also observed that the Lipper expense universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM manages an institutional account comparable to the Fund, but that Deutsche AWM does not manage any comparable Deutsche Europe funds. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Notes

VS1glosc-3 (R-028377-5  8/16)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series I

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/22/2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/22/2016